                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5850
                                                     ----------------------

                             OneAmerica Funds, Inc.
        -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 1 American Square, Indianapolis, IN, 46282-8216
           -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Constance E. Lund
                 1 American Square, Indianapolis, IN, 46282-8216
              ----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 317-285-1877
                                                           --------------

                   Date of fiscal year end: December 31, 2005
                                           ------------------

                     Date of reporting period: June 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

[GRAPHIC]

SEMI-ANNUAL REPORT FOR
ONEAMERICA(R) FUNDS, INC.

JUNE 30, 2005

[ONEAMERICA(R) LOGO]

THE REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE PARTICIPANTS. THE REPORT IS NOT TO BE DISTRIBUTED TO PROSPECTIVE INVESTORS AS SALES LITERATURE UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS OF ONEAMERICA FUNDS, INC., AND AUL AMERICAN UNIT TRUST, AUL AMERICAN INDIVIDUAL UNIT TRUST, AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST OR AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST WHICH CONTAINS FURTHER INFORMATION CONCERNING THE SALES CHARGE, EXPENSES AND OTHER PERTINENT INFORMATION.

REGISTERED GROUP AND INDIVIDUAL VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS ISSUED BY AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL) ARE DISTRIBUTED BY ONEAMERICA SECURITIES, INC., MEMBER NASD, SIPC, A WHOLLY OWNED SUBSIDIARY OF AUL.

                DIRECTORS AND OFFICERS OF ONEAMERICA FUNDS, INC.

Donald J. Stuhldreher, Chairman of the Board of Directors
Dayton H. Molendorp, PRESIDENT
Jean L. Wojtowicz, DIRECTOR(1)
     President,
     Cambridge Capital Management Corporation
     Indianapolis, Indiana
James W. Murphy, DIRECTOR
Constance E. Lund, TREASURER
Thomas M. Zurek, SECRETARY
Gilbert F. Viets, DIRECTOR(1)
     Executive Vice President & Chief Financial Officer,
     ATA Holdings
     Indianapolis, Indiana
Stephen H. Helmich, DIRECTOR(1)
     President, Cathedral High School
     Indianapolis, Indiana
John C. Swhear, ASSISTANT SECRETARY &
     CHIEF COMPLIANCE OFFICER

(1) Audit Committee

[PHOTO OF DAYTON H. MOLENDORP]

A MESSAGE FROM THE PRESIDENT OF ONEAMERICA FUNDS, INC.

Investment markets did not perform in line with expectations during the first half of 2005. Continued worries over high oil prices, slowing global economic growth, and rising short-term interest rates have restrained stock prices for most of this year. During the second quarter, the S&P 500 advanced 1.4 percent, but ended the first six months in negative territory with a -0.8 percent investment return.

During most time periods, there are often obvious "winners" and "losers" as it pertains to style, sector and market capitalization. During 2004, value tended to outperform growth, small cap names outpaced large companies, and energy was the best performing sector. The table has turned somewhat since the beginning of 2005. During the first half of 2005, value continued to outperform growth, and energy remained the best performing sector.

However, we have seen a shift as it pertains to market capitalization. Last year marked the fifth consecutive year that small cap stocks outpaced large cap equities, on average. But small stocks appear to be losing their favored status as large and medium capitalization stocks have triumphed, on average, during the first half of 2005.

Currently, many investors classify the bond market as the most disliked asset class. The consensus viewpoint has been that interest rates would ultimately rise, causing downward pressure on bond prices. This has caused many investors to flee to other asset classes or to remain in cash. Short-term rates, which are controlled by the Federal Reserve, have indeed risen. The Fed has raised the Federal Funds rate from 1 percent to 3.25 percent since June 2004 in its campaign to prevent inflationary pressures. The problem, or "conundrum" as the Fed calls it, is that long-term rates, which are dictated by market forces, actually declined during the past year despite rising short-term rates.

Despite being the "disliked" asset class, the Lehman Aggregate provided a positive return during the first half of 2005 by advancing 2.5 percent, outperforming the S&P 500 and the 90-Day Treasury Bill.

Even though equity performance has proven to be a hard-fought contest between the bulls and bears during the first half of 2005, we remain cautiously optimistic that stocks will be successful at moving into positive territory during the second half of the year, although ultimate gains may remain muted. The outlook for bonds during the second half of 2005 is cloudy given the surprising reaction by long-term rates to the Federal Reserve's resolve to continue raising short-term rates. Should inflationary pressures finally gain momentum, thereby pushing up long-term rates, bonds will have a difficult time repeating their first half performance.

Investment performance for the OneAmerica Funds, Inc. for the first half of 2005 was:

     PORTFOLIO                                            CLASS O                     ADVISOR CLASS
     ---------                                            -------                     -------------
     Value Portfolio                                        2.0%                           1.8%
     Money Market Portfolio                                 1.1%                           0.9%
     Investment Grade Bond Portfolio                        1.9%                           1.8%
     Asset Director Portfolio                               1.9%                           1.8%

Thank you for your continued investment and confidence in OneAmerica Funds, Inc.


                                            /s/ Dayton H. Molendorp

                                            Dayton H. Molendorp
                                            PRESIDENT
                                            ONEAMERICA FUNDS, INC.

Indianapolis, Indiana
August 15, 2005

                                FEES AND EXPENSES

As investors in the OneAmerica Funds, Inc. you incur management fees, distribution fees (with respect to the Advisor Class), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     BEGINNING       ENDING       ANNUALIZED
                                                      ACCOUNT       ACCOUNT      EXPENSE RATIO      EXPENSES PAID
                                                       VALUE         VALUE       BASED ON THE        DURING THE
                                                      01/01/05      06/30/05    SIX-MONTH PERIOD   SIX-MONTH PERIOD*
                                                     ----------    ----------   ----------------   -----------------
     Value Portfolio - Class O
      Actual                                         $ 1,000.00    $ 1,020.00         0.59%           $     2.94
      Hypothetical
       (5% return before expenses)                   $ 1,000.00    $ 1,021.88         0.59%           $     2.94
     Value Portfolio - Advisor Class
      Actual                                         $ 1,000.00    $ 1,018.00         0.88%           $     4.42
      Hypothetical
       (5% return before expenses)                   $ 1,000.00    $ 1,020.41         0.88%           $     4.43
     Money Market - Class O
      Actual                                         $ 1,000.00    $ 1,011.00         0.49%           $     2.45
      Hypothetical
       (5% return before expenses)                   $ 1,000.00    $ 1,020.88         0.49%           $     2.46
     Money Market - Advisor Class
      Actual                                         $ 1,000.00    $ 1,019.00         0.79%           $     3.93
      Hypothetical
       (5% return before expenses)                   $ 1,000.00    $ 1,020.14         0.79%           $     3.96
     Investment Grade Bond - Class O
      Actual                                         $ 1,000.00    $ 1,019.00         0.65%           $     3.25
      Hypothetical
       (5% return before expenses)                   $ 1,000.00    $ 1,021.57         0.65%           $     3.26
     Investment Grade Bond - Advisor Class
      Actual                                         $ 1,000.00    $ 1,018.00         0.95%           $     4.75
      Hypothetical
       (5% return before expenses)                   $ 1,000.00    $ 1,020.09         0.95%           $     4.75
     Asset Director - Class O
      Actual                                         $ 1,000.00    $ 1,019.00         0.64%           $     3.21
      Hypothetical
       (5% return before expenses)                   $ 1,000.00    $ 1,021.62         0.64%           $     3.21
     Asset Director - Advisor Class
      Actual                                         $ 1,000.00    $ 1,018.00         0.94%           $     4.70
      Hypothetical
       (5% return before expenses)                   $ 1,000.00    $ 1,020.14         0.94%           $     4.71

* EXPENSES FOR EACH FUND ARE CALCULATED USING THE FUND'S ANNUALIZED EXPENSE RATIO, WHICH REPRESENTS THE ONGOING EXPENSES AS A PERCENTAGE OF NET ASSETS FOR THE SIX-MONTHS ENDED 06/30/05. EXPENSES ARE CALCULATED BY MULTIPLYING THE ANNUALIZED EXPENSE RATIO BY THE AVERAGE ACCOUNT VALUE FOR THE PERIOD; THEN MULTIPLYING THE RESULT BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR; AND THEN DIVIDING THAT RESULT BY THE NUMBER OF DAYS IN THE CALENDAR YEAR.

                             ONEAMERICA FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2005 (UNAUDITED)

                                                                                       PORTFOLIO
                                                          ----------------------------------------------------------------------
                                                                                MONEY           INVESTMENT            ASSET
                                                               VALUE            MARKET          GRADE BOND           DIRECTOR
                                                          ---------------   ---------------   ---------------    ---------------
ASSETS:
  Investments at value                                    $   334,569,293   $   198,080,125   $   145,339,321    $   215,638,181
  Capital stock sold                                                9,296           559,441         5,877,760            182,673
  Receivable for investments sold                               3,950,000         5,700,000                 -                  -
  Dividends and interest receivable                               342,137            80,468         1,131,570            684,529
  Prepaid expense                                                       -             1,035                 -                  -
                                                          ---------------   ---------------   ---------------    ---------------
      Total assets                                            338,870,726       204,421,069       152,348,651        216,505,383
                                                          ---------------   ---------------   ---------------    ---------------
LIABILITIES:
  Distribution payable                                                  -            14,388                 -                  -
  Capital stock redeemed                                        4,646,329         2,765,200               831            278,154
  Payable for investments purchased                                     -         3,193,899         7,011,229            801,500
  Accrued investment advisory fees                                143,090            67,578            58,962             90,605
  Accrued distribution (12b-1) fee                                  3,140             5,173             1,865              6,568
  Accrued expenses                                                 14,844            50,266            36,544             61,479
                                                          ---------------   ---------------   ---------------    ---------------
      Total liabilities                                         4,807,403         6,096,504         7,109,431          1,238,306
                                                          ---------------   ---------------   ---------------    ---------------
NET ASSETS                                                $   334,063,323   $   198,324,565   $   145,239,220    $   215,267,077
                                                          ===============   ===============   ===============    ===============
NET ASSETS BY CLASS OF SHARES
  Class O                                                 $   328,292,890   $   190,170,545   $   142,377,553    $   204,518,955
  Advisor Class                                                 5,770,433         8,154,020         2,861,667         10,748,122
                                                          ---------------   ---------------   ---------------    ---------------
      Total net assets                                    $   334,063,323   $   198,324,565   $   145,239,220    $   215,267,077
                                                          ===============   ===============   ===============    ===============
SHARES OUTSTANDING
  Class O                                                      13,275,525       190,170,545        12,570,042         11,353,166
  Advisor Class                                                   234,506         8,154,020           253,373            598,098
                                                          ---------------   ---------------   ---------------    ---------------
      Total shares outstanding                                 13,510,031       198,324,565        12,823,415         11,951,264
                                                          ===============   ===============   ===============    ===============
NET ASSET VALUE PER SHARE
  Class O                                                 $         24.73   $          1.00   $         11.33    $         18.01
                                                          ===============   ===============   ===============    ===============
  Advisor Class                                           $         24.61   $          1.00   $         11.29    $         17.97
                                                          ===============   ===============   ===============    ===============

  Investments at cost                                     $   275,717,032   $   198,080,125   $   142,694,041    $   180,172,291
                                                          ===============   ===============   ===============    ===============
ANALYSIS OF NET ASSETS:
   Paid-in-capital                                        $   259,721,862   $   198,324,565   $   140,207,561    $   172,753,396
   Undistributed net investment
     income                                                     1,997,510                 -         2,796,918          1,932,073
   Undistributed net realized
     gain (loss)                                               13,491,690                 -          (410,539)         5,115,718
   Unrealized appreciation                                     58,852,261                 -         2,645,280         35,465,890
                                                          ---------------   ---------------   ---------------    ---------------
                                                          $   334,063,323   $   198,324,565   $   145,239,220    $   215,267,077
                                                          ===============   ===============   ===============    ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                                        PORTFOLIO
                                                          ----------------------------------------------------------------------
                                                                                 MONEY          INVESTMENT            ASSET
                                                               VALUE            MARKET          GRADE BOND          DIRECTOR
                                                          ---------------   ---------------   ---------------    ---------------
INVESTMENT INCOME:
  Income:
   Dividends (net of foreign                              $     2,496,040   $             -   $        87,310    $     1,183,004
     taxes withheld of $38,292, $0,
     $0, and $17,937, respectively)
   Interest                                                       457,930         2,577,346         3,151,008          1,409,399
                                                          ---------------   ---------------   ---------------    ---------------
                                                                2,953,970         2,577,346         3,238,318          2,592,403
                                                          ---------------   ---------------   ---------------    ---------------
EXPENSES:
  Investment advisory fee                                         810,095           384,154           345,182            510,776
  Custodian and service agent fee                                  98,464            40,725            61,359             95,749
  Professional fees                                                 7,421            10,860             8,507              8,145
  Printing                                                         15,023             9,774             9,412             12,670
  Director fees                                                     8,201             8,206             8,209              8,207
  Distribution (12b-1) fee                                          5,094             9,348             3,647             11,903
  Other                                                            12,162            17,373            16,099             19,180
                                                          ---------------   ---------------   ---------------    ---------------
  Total expenses                                                  956,460           480,440           452,415            666,630
                                                          ---------------   ---------------   ---------------    ---------------

      Net investment income                                     1,997,510         2,096,906         2,785,903          1,925,773
                                                          ---------------   ---------------   ---------------    ---------------
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   on investments                                               8,695,701               (40)          114,194          3,375,023
  Net change in unrealized
   appreciation (depreciation)
   on investments                                              (4,213,835)                -          (257,455)        (1,242,111)
                                                          ---------------   ---------------   ---------------    ---------------
     Net gain (loss)                                            4,481,866               (40)         (143,261)         2,132,912
                                                          ---------------   ---------------   ---------------    ---------------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                         $     6,479,376   $     2,096,866   $     2,642,642    $     4,058,685
                                                          ===============   ===============   ===============    ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                             PORTFOLIO
                                                --------------------------------------------------------------------
                                                             VALUE                            MONEY MARKET
                                                --------------------------------    --------------------------------
                                                  SIX MONTHS                          SIX MONTHS
                                                ENDED 6/30/05       YEAR ENDED      ENDED 6/30/05       YEAR ENDED
                                                 (UNAUDITED)      DEC. 31, 2004      (UNAUDITED)      DEC. 31, 2004
                                                --------------    --------------    --------------    --------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                         $    1,997,510    $    2,274,758    $    2,096,906    $    1,661,472
  Net realized gain (loss)                           8,695,701        16,059,122               (40)               40
  Net change in unrealized
   appreciation (depreciation)                      (4,213,835)       21,220,639                 -                 -
                                                --------------    --------------    --------------    --------------
   Net increase in net assets
     from operations                                 6,479,376        39,554,519         2,096,866         1,661,512
                                                --------------    --------------    --------------    --------------
DIVIDENDS AND DISTRIBUTIONS:
  From net investment income:
   Class O                                                   -        (2,262,857)       (2,036,921)       (1,648,492)
   Advisor Class                                             -           (12,008)          (59,985)          (12,980)
  From net realized gain:
   Class O                                                   -       (13,615,364)                -                 -
   Advisor Class                                             -           (85,272)                -                 -
                                                --------------    --------------    --------------    --------------
  Total dividend distributions                               -       (15,975,501)       (2,096,906)       (1,661,472)
                                                --------------    --------------    --------------    --------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold:
   Class O                                          17,949,990        40,695,754        27,563,331        40,477,851
   Transfer from AUL Pooled
     Separate Accounts                                       -        72,312,134                 -         7,283,032
   Advisor Class                                     3,816,844         2,191,166         8,742,376        10,519,958
  Reinvested distributions:
   Class O                                                   -        15,878,221         2,018,883         1,663,737
   Advisor Class                                             -            97,280            59,678            13,306
  Cost of shares redeemed:
   Class O                                         (22,247,180)      (19,050,021)      (30,000,962)      (67,240,718)
   Advisor Class                                      (224,561)         (358,776)       (4,796,269)       (6,418,853)
                                                --------------    --------------    --------------    --------------
   Increase (decrease)                                (704,907)      111,765,758         3,587,037       (13,701,687)
                                                --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets             5,774,469       135,344,776         3,586,997       (13,701,647)
   Net assets at beginning of period               328,288,854       192,944,078       194,737,568       208,439,215
                                                --------------    --------------    --------------    --------------
NET ASSETS AT END OF PERIOD                     $  334,063,323    $  328,288,854    $  198,324,565    $  194,737,568
                                                ==============    ==============    ==============    ==============
CHANGES IN CAPITAL STOCK OUTSTANDING:
  Shares sold:
   Class O                                             748,482         1,817,473        27,563,331        40,477,851
   Transfer from AUL Pool
     Separate Accounts                                       -         3,108,595                 -         7,283,032
   Advisor Class                                       158,490            96,564         8,742,376        10,519,958
  Reinvested distributions:
   Class O                                                   -           654,529         2,018,883         1,663,737
   Advisor Class                                             -             4,024            59,677            13,306
  Shares redeemed:
   Class O                                            (927,144)         (829,311)      (30,001,001)      (67,240,678)
   Advisor Class                                        (9,308)          (15,469)       (4,796,269)       (6,418,853)
                                                --------------    --------------    --------------    --------------
Net increase (decrease)                                (29,480)        4,836,405         3,586,997       (13,701,647)
Shares outstanding at beginning of period           13,539,511         8,703,106       194,737,568       208,439,215
                                                --------------    --------------    --------------    --------------
Shares outstanding at end of period                 13,510,031        13,539,511       198,324,565       194,737,568
                                                ==============    ==============    ==============    ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                             PORTFOLIO
                                                --------------------------------------------------------------------
                                                     INVESTMENT GRADE BOND                   ASSET DIRECTOR
                                                --------------------------------    --------------------------------
                                                  SIX MONTHS                          SIX MONTHS
                                                ENDED 6/30/05       YEAR ENDED      ENDED 6/30/05       YEAR ENDED
                                                 (UNAUDITED)      DEC. 31, 2004      (UNAUDITED)      DEC. 31, 2004
                                                --------------    --------------    --------------    --------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                         $    2,785,903    $    5,145,288    $    1,925,773    $    3,185,260
  Net realized gain (loss)                             114,194           743,317         3,375,023         9,066,091
  Net change in unrealized
   appreciation (depreciation)                        (257,455)         (773,706)       (1,242,111)        8,324,784
                                                --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets
     from operations                                 2,642,642         5,114,899         4,058,685        20,576,135
                                                --------------    --------------    --------------    --------------
DIVIDENDS AND DISTRIBUTIONS:
  From net investment income:
   Class O                                                   -        (5,094,197)                -        (3,104,315)
   Advisor Class                                             -           (77,538)                -           (90,110)
  From net realized gain:
   Class O                                                   -                 -                 -        (7,913,114)
   Advisor Class                                             -                 -                 -          (251,027)
                                                --------------    --------------    --------------    --------------
  Total dividend distributions                               -        (5,171,735)                -       (11,358,566)
                                                --------------    --------------    --------------    --------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold:
   Class O                                           9,620,597        13,629,461         9,871,479        30,045,439
   Transfer from AUL Pooled
     Separate Accounts                                       -        19,110,932                 -                 -
   Advisor Class                                       789,108           974,494         4,499,858         6,561,347
  Reinvested distributions:
   Class O                                                   -         5,094,197                 -        11,017,429
   Advisor Class                                             -            77,538                 -           341,137
  Cost of shares redeemed:
   Class O                                         (10,688,745)      (21,676,365)       (6,914,011)      (14,642,096)
   Advisor Class                                      (241,971)         (177,456)         (571,573)         (694,761)
                                                --------------    --------------    --------------    --------------
   Increase (decrease)                                (521,011)       17,032,801         6,885,753        32,628,495
                                                --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets             2,121,631        16,975,965        10,944,438        41,846,064
   Net assets at beginning of period               143,117,589       126,141,624       204,322,639       162,476,575
                                                --------------    --------------    --------------    --------------
NET ASSETS AT END OF PERIOD                     $  145,239,220    $  143,117,589    $  215,267,077    $  204,322,639
                                                ==============    ==============    ==============    ==============
CHANGES IN CAPITAL STOCK OUTSTANDING:
  Shares sold:
   Class O                                             855,226         1,208,623           562,302         1,739,977
   Transfer from AUL Pooled
     Separate Accounts                                       -         1,663,846                 -                 -
   Advisor Class                                        70,652            87,054           254,710           383,680
  Reinvested distributions:
   Class O                                                   -           460,015                 -           623,793
   Advisor Class                                             -             7,011                 -            19,333
  Shares redeemed:
   Class O                                            (958,884)       (1,920,748)         (393,976)         (847,006)
   Advisor Class                                       (21,771)          (15,776)          (32,377)          (40,549)
                                                --------------    --------------    --------------    --------------
Net increase (decrease)                                (54,777)        1,490,025           390,659         1,879,228
Shares outstanding at beginning of period           12,878,192        11,388,167        11,560,605         9,681,377
                                                --------------    --------------    --------------    --------------
Shares outstanding at end of period                 12,823,415        12,878,192        11,951,264        11,560,605
                                                ==============    ==============    ==============    ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                 VALUE PORTFOLIO
                            JUNE 30, 2005 (UNAUDITED)

                                DESCRIPTION                                        SHARES          VALUE
------------------------------------------------------------------------------   -----------   -------------
COMMON STOCKS (88.9%)
  Aerospace & Defense (2.3%)
   General Dynamics Corp.                                                             29,150   $   3,193,091
   Precision Castparts Corp.                                                          58,650       4,568,835
                                                                                               -------------
                                                                                                   7,761,926
                                                                                               -------------
  Apparel (8.8%)
   Columbia Sportswear Co.*                                                          119,100       5,882,349
   Kellwood Co.                                                                      188,800       5,078,720
   Liz Claiborne, Inc.                                                               109,100       4,337,816
   Reebok International, Ltd.                                                        157,850       6,602,865
   Wolverine World Wide, Inc.                                                        317,650       7,626,776
                                                                                               -------------
                                                                                                  29,528,526
                                                                                               -------------
  Automotive (1.0%)
   Harley-Davidson, Inc.                                                              68,700       3,407,520
                                                                                               -------------
  Automotive Components (2.0%)
   Magna International, Inc.                                                          83,400       5,866,356
   TBC Corp.*                                                                         34,400         933,272
                                                                                               -------------
                                                                                                   6,799,628
                                                                                               -------------
  Cement & Aggregates (2.9%)
   Lafarge North America, Inc.                                                       152,300       9,509,612
                                                                                               -------------
  Chemicals (0.9%)
   Dow Chemical Co.                                                                   68,000       3,028,040
                                                                                               -------------
  Computer Hardware & Software (5.6%)
   Autodesk, Inc.*                                                                   322,800      11,094,636
   Hewlett-Packard Co.                                                               324,174       7,621,331
                                                                                               -------------
                                                                                                  18,715,967
                                                                                               -------------
  Consumer Products (0.8%)
   Helen of Troy, Ltd.*                                                              105,700       2,691,122
                                                                                               -------------
  Diversified Financial Services (7.8%)
   Aegon NV                                                                          324,104       4,171,218
   Citigroup, Inc.                                                                    88,598       4,095,886
   Federated Investors, Inc.                                                         224,800       6,746,248
   Investment Technology Group, Inc.*                                                197,600       4,153,552
   JP Morgan Chase & Co.                                                              94,107       3,323,859
   Washington Mutual, Inc.                                                            90,526       3,683,503
                                                                                               -------------
                                                                                                  26,174,266
                                                                                               -------------
  Diversified Manufacturing (4.9%)
   Carlisle Cos., Inc.                                                               145,200   $   9,965,076
   Crane Co.                                                                          78,400       2,061,920
   Trinity Industries, Inc.                                                          138,150       4,424,945
                                                                                               -------------
                                                                                                  16,451,941
                                                                                               -------------
  Electrical Equipment (4.8%)
   American Power Conversion                                                         369,550       8,717,684
   Baldor Electric Co.                                                               301,893       7,342,038
                                                                                               -------------
                                                                                                  16,059,722
                                                                                               -------------
  Health Care (6.7%)
   McKesson Corp.                                                                    183,450       8,216,726
   Merck & Co., Inc.                                                                  38,900       1,198,120
   Pfizer, Inc.                                                                      228,950       6,314,441
   Priority Healthcare Corp., Class B*                                               266,500       6,758,440
                                                                                               -------------
                                                                                                  22,487,727
                                                                                               -------------
  Home Furnishings (2.9%)
   Furniture Brands International, Inc.                                              217,550       4,701,256
   La-Z-Boy, Inc.                                                                    342,150       4,985,125
                                                                                               -------------
                                                                                                   9,686,381
                                                                                               -------------
  Industrial Conglomerates (1.3%)
   General Electric Co.                                                              127,600       4,421,340
                                                                                               -------------
  Metals & Mining (1.6%)
   Alcoa, Inc.                                                                       160,700       4,199,091
   Phelps Dodge Corp.                                                                 11,500       1,063,750
                                                                                               -------------
                                                                                                   5,262,841
                                                                                               -------------
  Oil & Oil Services (8.5%)
   Royal Dutch Petroleum Co.                                                         141,400       9,176,860
   Tidewater, Inc.                                                                   170,350       6,493,742
   Valero Energy Corp.                                                               160,400      12,689,243
                                                                                               -------------
                                                                                                  28,359,845
                                                                                               -------------
  Paper and Forest Products (1.6%)
   Wausau Paper Corp.                                                                455,400       5,455,692
                                                                                               -------------
  Recreation (4.8%)
   Brunswick Corp.                                                                   203,200       8,802,624
   Mattel, Inc.                                                                      392,400       7,180,920
                                                                                               -------------
                                                                                                  15,983,544
                                                                                               -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                DESCRIPTION                                        SHARES          VALUE
------------------------------------------------------------------------------   -----------   -------------
COMMON STOCKS (88.9%) (CONTINUED)
  Restaurants (1.9%)
   Outback Steakhouse, Inc.                                                           86,150   $   3,897,426
   Ryan's Restaurant Group, Inc.*                                                    165,900       2,324,259
                                                                                               -------------
                                                                                                   6,221,685
                                                                                               -------------
  Retail (4.6%)
   BJ's Wholesale Club, Inc.*                                                        248,900       8,086,761
   Home Depot, Inc.                                                                  155,500       6,048,950
   Longs Drug Stores, Inc.                                                            27,800       1,196,790
                                                                                               -------------
                                                                                                  15,332,501
                                                                                               -------------
  Semiconductors (3.6%)
   Intel Corp.                                                                       245,900       6,408,154
   Texas Instruments, Inc.                                                           201,600       5,658,912
                                                                                               -------------
                                                                                                  12,067,066
                                                                                               -------------
  Telecommunication Services (5.9%)
   Nokia Corp. ADR                                                                   539,650       8,979,776
   Sprint Corp.                                                                      100,750       2,527,818
   Telefonos de Mexico, Class L ADR                                                  428,900       8,101,921
                                                                                               -------------
                                                                                                  19,609,515
                                                                                               -------------
  Transportation (3.7%)
   Alexander & Baldwin, Inc.                                                          40,250       1,865,588
   Norfolk Southern Corp.                                                            115,000       3,560,400
   Werner Enterprises, Inc.                                                          351,600       6,905,424
                                                                                               -------------
                                                                                                  12,331,412
                                                                                               -------------

      Total common stocks (cost $239,097,043)                                                    297,347,819
                                                                                               -------------

                                                          INTEREST    MATURITY    PRINCIPAL
                      DESCRIPTION                           RATE        DATE       AMOUNT          VALUE
-------------------------------------------------------   --------    --------   -----------   -------------
SHORT-TERM NOTES (3.7%)
  COMMERCIAL PAPER (3.7%)
   Consumer Finance (2.5%)
     American Express Credit Corp.                           3.190%   08/05/05   $ 2,000,000   $   1,993,797
     American Honda Finance Corp.                            3.060    07/13/05     2,000,000       1,997,960
     General Electric Capital Corp.                          3.060    07/25/05     1,500,000       1,496,939
     Prudential Funding Corp.                                3.100    07/19/05     1,000,000         998,450
     Toyota Motor Credit Corp.                               3.130    08/05/05     2,000,000       1,993,914
                                                                                               -------------
                                                                                                   8,481,060
                                                                                               -------------
   Media (0.6%)
     Gannett Corp.                                           3.020    07/25/05     2,000,000       1,995,973
                                                                                               -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                          INTEREST    MATURITY    PRINCIPAL
                      DESCRIPTION                           RATE        DATE       AMOUNT          VALUE
-------------------------------------------------------   --------    --------   -----------   -------------
SHORT-TERM NOTES (3.7%) (CONTINUED)
  COMMERCIAL PAPER (3.7%) (CONTINUED)
   Oil & Gas (0.6%)
     Chevron Texaco Corp.                                    2.900%   07/05/05   $ 1,000,000   $     999,678
     Chevron Texaco Corp.                                    2.900    08/22/05     1,000,000         995,811
                                                                                               -------------

                                                                                                   1,995,489
                                                                                               -------------

   Total short-term notes (cost $12,472,522)                                                      12,472,522
                                                                                               -------------

                                                                                   SHARES
                                                                                 -----------
MONEY MARKET MUTUAL FUNDS (5.5%)
   Federated Investors Prime Obligation Fund                                       9,201,287       9,201,287
   Goldman Sachs Financial Square Funds                                            9,200,000       9,200,000
                                                                                               -------------

      Total money market mutual funds (cost $18,401,287)                                          18,401,287
                                                                                               -------------
  MUTUAL FUNDS (1.9%)
   iShares Russell 1000 Value Index Fund (cost: $5,602,699)                           93,100       6,204,184
                                                                                               -------------
  CASH AND CASH EQUIVALENTS (0.0%)
   BONY Cash Reserve (cost $143,481)                                                 143,481         143,481
                                                                                               -------------
  TOTAL INVESTMENTS (COST $275,717,032)                                                        $ 334,569,293
                                                                                               =============

*NON- INCOME PRODUCING SECURITIES
THE INTEREST RATE FOR SHORT-TERM NOTES REFLECTS THE YIELDS FOR THOSE SECURITIES. PERCENTAGES SHOWN ARE BASED ON TOTAL INVESTMENT AT VALUE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                                 VALUE PORTFOLIO
                            JUNE 30, 2005 (UNAUDITED)

                         INDUSTRY                             % OF TOTAL INVESTMENT
----------------------------------------------------------    ---------------------
   Aerospace & Defense                                                  2.3%
   Apparel                                                              8.8
   Automotive                                                           1.0
   Automotive Components                                                2.0
   Cement & Aggregates                                                  2.9
   Chemicals                                                            0.9
   Computer Hardware & Software                                         5.6
   Consumer Finance                                                     2.5
   Consumer Products                                                    0.8
   Diversified Financial Services                                       7.8
   Diversified Manufacturing                                            4.9
   Electrical Equipment                                                 4.8
   Health Care                                                          6.7
   Home Furnishing                                                      2.9
   Industrial Conglomerates                                             1.3
   Media                                                                0.6
   Metals & Mining                                                      1.6
   Money Market Mutual Funds                                            5.5
   Mutual Funds                                                         1.9
   Oil & Gas                                                            0.6
   Oil & Oil Services                                                   8.5
   Paper and Forest Products                                            1.6
   Recreation                                                           4.8
   Restaurants                                                          1.9
   Retail                                                               4.6
   Semiconductors                                                       3.6
   Telecommunication Services                                           5.9
   Transportation                                                       3.7
   Cash and Cash Equivalents                                            0.0
                                                                        ---

   TOTAL INVESTMENTS                                                    100%
                                                                        ===

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                            JUNE 30, 2005 (UNAUDITED)

                                                          INTEREST    MATURITY    PRINCIPAL
                      DESCRIPTION                           RATE        DATE       AMOUNT          VALUE
-------------------------------------------------------   --------    --------   -----------   -------------
SHORT-TERM NOTES (96.6%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (28.0%)
   Federal Home Loan Bank Discount Notes                     3.240%   08/19/05   $ 3,000,000   $   2,986,770
   Federal Home Loan Bank Discount Notes                     3.100    07/15/05     3,000,000       2,996,383
   Federal Home Loan Bank Discount Notes                     3.010    07/20/05     4,000,000       3,993,646
   Federal Home Loan Mortgage Corp. Discount Notes           2.950    07/01/05     3,500,000       3,500,000
   Federal Home Loan Mortgage Corp. Discount Notes           2.950    07/05/05     2,900,000       2,899,049
   Federal Home Loan Mortgage Corp. Discount Notes           2.970    07/15/05     3,600,000       3,595,842
   Federal Agricultural Mortgage Corp. Discount Notes        2.954    07/01/05     2,600,000       2,600,000
   Federal Agricultural Mortgage Corp. Discount Notes        3.040    07/13/05     4,400,000       4,395,541
   Federal Agricultural Mortgage Corp. Discount Notes        3.280    07/25/05     1,500,000       1,496,724
   Federal Farm Credit Bank Discount Note                    3.170    07/28/05     4,200,000       4,190,015
   Federal Farm Credit Bank Discount Note                    3.100    07/18/05     3,400,000       3,395,023
   Federal National Mortgage Association Discount Notes      2.980    07/06/05     5,300,000       5,297,809
   Federal National Mortgage Association Discount Notes      3.030    07/13/05     1,500,000       1,498,485
   Federal National Mortgage Association Discount Notes      3.040    07/20/05     3,200,000       3,194,866
   Tennessee Valley Authority Discount Notes                 2.980    07/14/05     4,800,000       4,794,835
   Tennessee Valley Authority Discount Notes                 3.080    07/21/05     4,500,000       4,492,317
                                                                                               -------------
                                                                                                  55,327,305
                                                                                               -------------
  COMMERCIAL PAPER (56.4%)
   Automotive (2.0%)
     Honda Motor Company                                     3.170    07/20/05     4,000,000       3,993,308
                                                                                               -------------
   Banks (2.8%)
     Bank of America Corp.                                   3.070    07/12/05     5,600,000       5,594,747
                                                                                               -------------
   Chemicals (3.0%)
     E.I. Du Pont De Nemours & Co.                           3.080    07/25/05     4,000,000       3,991,787
     E.I. Du Pont De Nemours & Co.                           3.180    07/27/05     2,000,000       1,995,407
                                                                                               -------------
                                                                                                   5,987,194
                                                                                               -------------
   Consumer Finance (11.4%)
     American Express Credit Corp.                           3.230    08/03/05     2,000,000       1,994,078
     America General Finance Corp.                           3.260    08/10/05     6,000,000       5,978,267
     Siemens Capital Corp.                                   3.180    07/22/05     2,700,000       2,694,992
     Toyota Motor Credit Corp.                               3.010    07/05/05     4,000,000       3,998,662
     Toyota Motor Credit Corp.                               3.030    07/08/05     2,000,000       1,998,822
     UBS Finance Delaware, LLC                               3.030    07/01/05     4,000,000       4,000,000
     UBS Finance Delaware, LLC                               3.100    07/22/05     1,900,000       1,896,564
                                                                                               -------------
                                                                                                  22,561,385
                                                                                               -------------
   Diversified Financial Services (6.1%)
     Citicorp                                                3.040    07/14/05     6,000,000       5,993,413
     General Electric Capital Corp.                          3.010    07/08/05     2,500,000       2,498,537
     General Electric Capital Corp.                          3.220    07/27/05     3,500,000       3,491,861
                                                                                               -------------
                                                                                                  11,983,811
                                                                                               -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                          INTEREST    MATURITY    PRINCIPAL
                      DESCRIPTION                           RATE        DATE       AMOUNT          VALUE
-------------------------------------------------------   --------    --------   -----------   -------------
SHORT-TERM NOTES (96.6%) (CONTINUED)
  COMMERCIAL PAPER (56.4%) (CONTINUED)
   Diversified Telecommunication Services (2.5%)
     Bellsouth Telecommunications                            3.120%   07/11/05   $ 2,500,000   $   2,497,833
     Bellsouth Telecommunications                            3.210    07/29/05     2,500,000       2,493,758
                                                                                               -------------
                                                                                                   4,991,591
                                                                                               -------------
   Education (1.5%)
     Harvard University                                      2.990    07/11/05     3,000,000       2,997,508
                                                                                               -------------
   Electric Products (3.0%)
     Emerson Electric Co.                                    3.190    07/18/05     2,500,000       2,496,199
     Emerson Electric Co.                                    3.190    07/25/05     3,500,000       3,492,557
                                                                                               -------------
                                                                                                   5,988,756
                                                                                               -------------
   Food, Beverages (3.0%)
     The Coca-Cola Co.                                       3.050    07/21/05     6,000,000       5,989,833
                                                                                               -------------
   Household & Personal Products (3.0%)
     The Procter & Gamble Co.                                3.070    07/19/05     2,500,000       2,496,163
     The Procter & Gamble Co.                                3.180    07/25/05     1,500,000       1,496,820
     The Procter & Gamble Co.                                3.200    09/01/05     2,000,000       1,988,978
                                                                                               -------------
                                                                                                   5,981,961
                                                                                               -------------
   Insurance (3.0%)
     Prudential Funding Corp.                                3.090    07/22/05     4,000,000       3,992,790
     Prudential Funding Corp.                                3.240    08/01/05     2,000,000       1,994,420
                                                                                               -------------
                                                                                                   5,987,210
                                                                                               -------------
   Media (3.0%)
     Gannett Corp.                                           2.990    07/06/05     2,200,000       2,199,086
     Gannett Corp.                                           2.990    07/11/05     3,800,000       3,796,844
                                                                                               -------------
                                                                                                   5,995,930
                                                                                               -------------
   Oil & Gas (3.0%)
     ChevronTexaco Corp.                                     3.100    07/25/05     4,000,000       3,991,733
     ChevronTexaco Corp.                                     3.150    08/01/05     2,000,000       1,994,575
                                                                                               -------------
                                                                                                   5,986,308
                                                                                               -------------
   Pharmaceuticals (3.0%)
     Abbott Laboratories                                     3.200    07/11/05     3,500,000       3,496,889
     Abbott Laboratories                                     3.260    07/19/05     2,500,000       2,495,925
                                                                                               -------------
                                                                                                   5,992,814
                                                                                               -------------
   Retail (3.1%)
     Wal-Mart                                                3.040    07/08/05     3,919,000       3,916,683
     Wal-Mart                                                3.220    08/02/05     2,100,000       2,093,989
                                                                                               -------------
                                                                                                   6,010,672
                                                                                               -------------
   Transport - Services (3.0%)
     United Parcel Services, Inc.                            2.930    07/07/05     6,000,000       5,997,070
                                                                                               -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                          INTEREST    MATURITY    PRINCIPAL
                      DESCRIPTION                           RATE        DATE       AMOUNT          VALUE
-------------------------------------------------------   --------    --------   -----------   -------------
SHORT-TERM NOTES (96.6%) (CONTINUED)
  VARIABLE RATE DEMAND NOTES (4.8%)**
     Chatham Capital Corp.(backed by 5/3rd Bank LOC)         3.340%   11/01/28   $ 1,000,000   $   1,000,000
     Community Housing Development
      (backed by Wells Fargo Bank LOC)                       3.420    08/01/24     1,075,000       1,075,000
     Connecticut Water (backed by Citizen Bank of RI LOC)    3.224    01/04/29     1,500,000       1,500,000
     PCP Investors LLC (backed by Wells Fargo Bank LOC)      3.214    12/01/24       925,000         925,000
     Pineview (backed by 5/3rd Bank LOC)                     3.340    01/01/23       400,000         400,000
     Rockwood Quarry LLC (backed by 5/3rd Bank LOC)          3.290    12/01/22     4,600,000       4,600,000
                                                                                               -------------
                                                                                                   9,500,000
                                                                                               -------------
  CORPORATE FLOATERS (7.4%)
     American Express Credit Corp.                           3.600    02/28/06     4,000,000       4,001,907
     American Honda Finance                                  2.900    02/21/06     2,000,000       2,000,895
     National City Bank                                      3.440    09/30/05     2,700,000       2,699,756
     National City Bank of Indiana                           3.494    09/16/05     1,975,000       1,975,415
     Wells Fargo & Co.                                       3.450    03/03/06     4,000,000       4,005,160
                                                                                               -------------
                                                                                                  14,683,133
                                                                                               -------------
      Total short-term notes (cost: $191,550,536)                                                191,550,536
                                                                                               -------------

                                                                                   SHARES
                                                                                 -----------
  MONEY MARKET MUTUAL FUNDS (3.3%)
     Dreyfus Masternote Account                                                      275,040         275,040
     Federated Investors Prime Obligation Fund                                     2,348,148       2,348,148
     Wells Fargo Cash Invest MM-I                                                  3,825,000       3,825,000
                                                                                               -------------

      Total money market mutual funds (cost: $6,448,188)                                           6,448,188
                                                                                               -------------
  CASH AND CASH EQUIVALENTS (0.1%)
     BONY Cash Reserve (cost: $81,401)                                                81,401          81,401
                                                                                               -------------

  TOTAL INVESTMENTS (COST: $198,080,125)                                                       $ 198,080,125
                                                                                               =============

**VARIABLE RATE INVESTMENT. THE RATE SHOWN REPRESENTS THE RATE IN EFFECT AT JUNE 30, 2005. THE NOTES CONTAIN A DEMAND FEATURE THAT ALLOWS THE NOTES TO BE PUT BACK TO THE REMARKETING AGENT AT PAR UPON SEVEN DAYS NOTICE.

THE INTEREST RATES FOR SHORT-TERM NOTES REFLECT THE YIELDS FOR THOSE SECURITIES.

PERCENTAGES SHOWN ARE BASED ON TOTAL INVESTMENT AT VALUE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                            JUNE 30, 2005 (UNAUDITED)

                         INDUSTRY                             % OF TOTAL INVESTMENT
----------------------------------------------------------    ---------------------
   Commercial Paper                                                     56.4%
   Corporate Floaters                                                    7.4
   Money Market Mutual Funds                                             3.3
   U.S. Government & Agency Obligations                                 28.0
   Variable Rate Demand Notes                                            4.8
   Cash and Cash Equivalents                                             0.1
                                                                         ---

   TOTAL INVESTMENTS                                                     100%
                                                                         ===

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                            JUNE 30, 2005 (UNAUDITED)

                                                               INTEREST    MATURITY    PRINCIPAL
                        DESCRIPTION                              RATE        DATE       AMOUNT          VALUE
------------------------------------------------------------   --------    --------   -----------   -------------
LONG-TERM NOTES AND BONDS (75.2%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (11.6%)
   FHLB                                                           5.750%   05/15/12   $   700,000   $     768,088
   Housing Urban Development                                      4.850    08/01/11       900,000         937,047
   Housing Urban Development                                      5.670    08/01/16       800,000         866,216
   Tennessee Valley Authority                                     6.250    12/15/17       900,000       1,059,233
   U.S. Treasury Bonds                                            6.250    08/15/23       900,000       1,121,872
   U.S. Treasury Bonds                                            5.250    02/15/29     1,150,000       1,315,628
   U.S. Treasury Bonds                                            5.375    02/15/31       300,000         354,094
   U.S. Treasury Notes                                            4.250    11/15/14       300,000         307,137
   U.S. Treasury Notes                                            2.000    05/15/06       200,000         197,500
   U.S. Treasury Notes                                            7.000    07/15/06       275,000         284,614
   U.S. Treasury Notes                                            2.625    11/15/06     2,850,000       2,813,374
   U.S. Treasury Notes                                            6.250    02/15/07     1,200,000       1,250,438
   U.S. Treasury Notes                                            3.250    01/15/09     1,500,000       1,479,083
   U.S. Treasury Notes                                            3.875    05/15/09     1,500,000       1,509,141
   U.S. Treasury Notes                                            4.000    03/15/10     1,000,000       1,011,211
   U.S. Treasury Notes                                            5.000    08/15/11     1,500,000       1,599,669
                                                                                                    -------------
                                                                                                       16,874,345
                                                                                                    -------------
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (30.9%)
   Atlantic City Electric Transition Funding LLC 2002-1 A3        4.910    07/20/17     1,000,000       1,035,834
   FHLMC Gold TBA                                                 5.000    07/15/20     1,200,000       1,213,500
   FHLMC Gold Pool #A11823                                        5.000    08/01/33       140,566         140,834
   FHLMC Gold Pool #A16641                                        5.500    12/01/33       344,471         349,698
   FHLMC Gold Pool #B12969                                        4.500    03/01/19       329,026         327,906
   FHLMC Gold Pool #C01086                                        7.500    11/01/30       126,588         135,585
   FHLMC Gold Pool #C01271                                        6.500    12/01/31       184,638         191,599
   FHLMC Gold Pool #C01302                                        6.500    11/01/31        64,383          66,811
   FHLMC Gold Pool #C01676                                        6.000    11/01/33     1,091,141       1,119,925
   FHLMC Gold Pool #C14364                                        6.500    09/01/28        67,105          69,747
   FHLMC Gold Pool #C14872                                        6.500    09/01/28        10,052          10,448
   FHLMC Gold Pool #C20300                                        6.500    01/01/29        78,584          81,679
   FHLMC Gold Pool #C28221                                        6.500    06/01/29        29,357          30,502
   FHLMC Gold Pool #C35377                                        7.000    01/01/30        17,871          18,833
   FHLMC Gold Pool #C41636                                        8.000    08/01/30        17,185          18,511
   FHLMC Gold Pool #C61802                                        5.500    12/01/31       993,927       1,009,365
   FHLMC Gold Pool #C64936                                        6.500    03/01/32        99,302         102,985
   FHLMC Gold Pool #C65674                                        7.000    03/01/32       105,620         111,248
   FHLMC Gold Pool #C68790                                        6.500    07/01/32       448,641         465,281
   FHLMC Gold Pool #C74741                                        6.000    12/01/32       465,034         477,453
   FHLMC Gold Pool #C79460                                        5.500    05/01/33       383,976         389,803
   FHLMC Gold Pool #C79886                                        6.000    05/01/33       917,822         942,034
   FHLMC Gold Pool #E00543                                        6.000    04/01/13        71,782          74,245
   FHLMC Gold Pool #E00565                                        6.000    08/01/13        54,091          55,946
   FHLMC Gold Pool #E00957                                        6.000    02/01/16       102,452         105,961
   FHLMC Gold Pool #E01007                                        6.000    08/01/16        67,820          70,145
   FHLMC Gold Pool #E01085                                        5.500    12/01/16       126,433         129,880
   FHLMC Gold Pool #E01136                                        5.500    03/01/17       326,271         335,087
   FHLMC Gold Pool #E01216                                        5.500    10/01/17       299,834         307,937

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               INTEREST    MATURITY    PRINCIPAL
                        DESCRIPTION                              RATE        DATE       AMOUNT          VALUE
------------------------------------------------------------   --------    --------   -----------   -------------
LONG-TERM NOTES AND BONDS (75.2%) (CONTINUED)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (30.9%)
   (CONTINUED)
   FHLMC Gold Pool #E01378                                        5.000%   05/01/18   $   591,063   $     598,358
   FHLMC Gold Pool #E71048                                        6.000    07/01/13         2,622           2,712
   FHLMC Gold Pool #E72468                                        5.500    10/01/13        36,026          37,020
   FHLMC Gold Pool #E74118                                        5.500    01/01/14       154,548         163,327
   FHLMC Gold Pool #E77035                                        6.500    05/01/14        95,592          99,520
   FHLMC Gold Pool #E77962                                        6.500    07/01/14       109,382         113,877
   FHLMC Gold Pool #E78727                                        6.500    10/01/14         2,535           2,639
   FHLMC Gold Pool #E82543                                        6.500    03/01/16        90,002          93,686
   FHLMC Gold Pool #E85127                                        6.000    08/01/16        68,666          71,020
   FHLMC Gold Pool #E85353                                        6.000    09/01/16       115,455         119,412
   FHLMC Gold Pool #E89823                                        5.500    05/01/17       416,794         428,056
   FHLMC Gold Pool #E90912                                        5.500    08/01/17       105,571         108,424
   FHLMC Gold Pool #E91139                                        5.500    09/01/17       596,974         613,105
   FHLMC Gold Pool #E91646                                        5.500    10/01/17       817,479         839,569
   FHLMC Gold Pool #E92047                                        5.500    10/01/17       482,075         495,102
   FHLMC Gold Pool #E92196                                        5.500    11/01/17        66,940          68,749
   FHLMC Gold Pool #E95159                                        5.500    03/01/18       664,422         682,517
   FHLMC Gold Pool #E95734                                        5.000    03/01/18     2,568,966       2,600,671
   FHLMC Gold Pool #E96115                                        5.000    05/01/18     1,865,700       1,888,726
   FHLMC Gold Pool #E97366                                        5.000    07/01/18     1,307,617       1,323,756
   FHLMC Gold Pool #G01091                                        7.000    12/01/29        79,313          83,585
   FHLMC Gold Pool #G10817                                        6.000    06/01/13        70,889          73,321
   FHLMC Series 2370 Class PC CMO                                 6.000    07/15/30       131,464         132,748
   FHLMC Series 2424 Class OG CMO                                 6.000    03/15/17     1,500,000       1,582,741
   FHLMC Series 2715 Class NG CMO                                 4.500    12/15/18     2,650,000       2,622,762
   FHLMC Series 2835 Class MD CMO                                 4.500    08/15/19       850,000         834,166
   FHLMC Series 2947 Class VA CMO                                 5.000    03/15/16       859,948         873,507
   FNMA 2002-86 KM CMO                                            5.000    12/25/17     2,150,000       2,196,793
   FNCL Pool #357637                                              6.000    11/01/34     3,857,143       3,956,984
   FNMA Pool #253798                                              6.000    05/01/16         4,340           4,490
   FNMA Pool #356565                                              5.500    09/01/17     2,315,217       2,379,000
   FNMA Pool #545929                                              6.500    08/01/32       331,895         344,160
   FNMA Pool #555591                                              5.500    07/01/33     1,018,352       1,033,535
   FNMA Pool #572020                                              6.000    04/01/16        63,253          65,440
   FNMA Pool #578974                                              6.000    05/01/16       143,142         148,090
   FNMA Pool #579170                                              6.000    04/01/16        52,704          54,526
   FNMA Pool #584953                                              7.500    06/01/31        47,213          50,463
   FNMA Pool #585097                                              6.000    05/01/16       215,464         222,915
   FNMA Pool #651220                                              6.500    07/01/32       306,038         317,348
   FNMA Pool #781776                                              6.000    10/01/34       434,934         446,193
   FNMA Series 2003-120 Class BY CMO                              4.000    12/25/18     1,200,000       1,144,263
   GNMA CMO 2002-88 GW                                            5.500    09/20/19     1,000,000         981,603
   GNMA CMO 2003-12 PA                                            3.750    11/16/25       688,016         686,115
   GNMA Pool #415539                                              8.000    07/15/27        21,909          23,707
   GNMA Pool #424739                                              7.500    05/15/26        35,535          38,182
   GNMA Pool #443216                                              8.000    07/15/27        34,928          37,795
   GNMA Pool #452827                                              7.500    02/15/28        52,977          56,845
   GNMA Pool #457453                                              7.500    10/15/27        14,800          15,891

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               INTEREST    MATURITY    PRINCIPAL
                        DESCRIPTION                              RATE        DATE       AMOUNT          VALUE
------------------------------------------------------------   --------    --------   -----------   -------------
LONG-TERM NOTES AND BONDS (75.2%) (CONTINUED)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (30.9%)
   (CONTINUED)
   GNMA Pool #479743                                              7.500%   11/15/30   $    65,822   $      70,572
   GNMA Pool #511723                                              7.500    10/15/30        76,954          82,507
   GNMA Pool #511778                                              7.500    11/15/30       140,535         150,676
   GNMA Pool #529534                                              8.000    08/15/30        17,739          19,179
   GNMA Pool #540356                                              7.000    05/15/31       135,438         143,501
   GNMA Pool #542083                                              7.000    01/15/31        21,702          22,994
   GNMA Pool #552466                                              6.500    03/15/32       181,619         189,940
   GNMA Pool #570323                                              6.000    02/15/32        37,520          38,755
   GNMA Pool #574395                                              6.000    01/15/32     1,239,478       1,280,278
   GNMA Pool #577653                                              6.000    08/15/32       265,215         273,945
   GNMA Pool #585467                                              6.000    08/15/32       543,416         561,304
   GNMA Pool #591025                                              6.500    10/15/32       441,342         461,561
   PSE&G Transition Funding, LLC 2001-1 A3                        5.980    06/15/08       823,758         834,116
   Vende Mortgage Trust 2001-3J                                   6.500    05/15/08       636,220         655,126
                                                                                                    -------------
                                                                                                       44,930,650
                                                                                                    -------------
  CORPORATE OBLIGATIONS (32.7%)
   Airlines (0.9%)
     Continental Airlines, Inc.                                   6.545    02/02/19       659,006         660,130
     United Airlines                                              7.186    04/01/11       684,124         655,066
                                                                                                    -------------
                                                                                                        1,315,196
                                                                                                    -------------
   Auto Components (0.4%)
     Johnson Controls, Inc.                                       5.000    11/15/06       500,000         506,364
                                                                                                    -------------
   Auto Rental (0.6%)
     ERAC USA Finance Co.                                         5.600    05/01/15       800,000         828,208
                                                                                                    -------------
   Beverages (0.9%)
     Anheuser-Busch Cos., Inc.                                    6.750    12/15/27       400,000         492,833
     Bottling Group LLC                                           2.450    10/16/06       800,000         785,425
                                                                                                    -------------
                                                                                                        1,278,258
                                                                                                    -------------
   Chemicals (0.5%)
     Praxair, Inc.                                                6.625    10/15/07       700,000         737,251
                                                                                                    -------------
   Commercial Banks (0.6%)
     Bank One NA Illinois                                         5.500    03/26/07       800,000         819,482
                                                                                                    -------------
   Commercial Services & Supplies (0.8%)
     Waste Management, Inc.                                       6.875    05/15/09     1,100,000       1,191,915
                                                                                                    -------------
   Communications Equipment (0.6%)
     Motorola Corp.                                               7.625    11/15/10       800,000         916,402
                                                                                                    -------------
   Computer - Software (0.5%)
     Computer Associates, Inc. Series 144A                        5.625    12/01/14       700,000         711,195
                                                                                                    -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               INTEREST    MATURITY    PRINCIPAL
                        DESCRIPTION                              RATE        DATE       AMOUNT          VALUE
------------------------------------------------------------   --------    --------   -----------   -------------
LONG-TERM NOTES AND BONDS (75.2%) (CONTINUED)
  CORPORATE OBLIGATIONS (32.7%) (CONTINUED)
   Diversified Telecommunication Services (2.1%)
     Deutsche Telekom International                               5.250%   07/22/13   $   600,000   $     623,958
     Qwest Corp. Series 144A                                      8.875    03/15/12       600,000         655,500
     Sprint Capital Corp.                                         8.750    03/15/32       800,000       1,116,369
     Verizon Communications                                       6.940    04/15/28       600,000         695,518
                                                                                                    -------------
                                                                                                        3,091,345
                                                                                                    -------------
   Electric Utility (2.7%)
     Centerpoint Energy                                           6.500    02/01/08     1,000,000       1,049,389
     Entergy Gulf States, Inc.                                    4.875    11/01/11       650,000         647,405
     Hydro-Quebec                                                 8.050    07/07/24       550,000         782,148
     Pacific Gas & Electric                                       4.200    03/01/11       700,000         688,489
     Potomac Edison Co. Series 144A                               5.350    11/15/14       700,000         730,370
                                                                                                    -------------
                                                                                                        3,897,801
                                                                                                    -------------
   Electronic Equipment & Instruments (0.5%)
     Arrow Electronics Inc.                                       6.875    07/01/13       700,000         770,785
                                                                                                    -------------
   Finance Companies (3.4%)
     CIT Group, Inc.                                              5.500    11/30/07       700,000         720,028
     Ford Motor Credit Corp.                                      7.600    08/01/05       700,000         701,581
     Ford Motor Credit Corp.                                      7.000    10/01/13       800,000         768,758
     General Motors Acceptance Corp.                              6.875    09/15/11     1,200,000       1,109,061
     Household Finance Corp.                                      6.500    01/24/06       700,000         710,217
     PEMEX Master Trust                                           8.625    02/01/22       700,000         864,500
                                                                                                    -------------
                                                                                                        4,874,145
                                                                                                    -------------
   Food Products (1.2%)
     ConAgra Foods, Inc.                                          6.750    09/15/11       800,000         886,448
     Kellogg Co.                                                  6.000    04/01/06       850,000         864,005
                                                                                                    -------------
                                                                                                        1,750,453
                                                                                                    -------------
   Health Care Providers & Services (1.0%)
     Beckman Coulter, Inc.                                        7.450    03/04/08       500,000         538,809
     HCA, Inc.                                                    6.950    05/01/12       900,000         958,515
                                                                                                    -------------
                                                                                                        1,497,324
                                                                                                    -------------
   Healthcare Equipment & Supplies (0.7%)
     Hospira, Inc.                                                5.900    06/15/14     1,000,000       1,073,539
                                                                                                    -------------
   Insurance (1.0%)
     Nationwide Financial Services                                6.250    11/15/11       700,000         772,054
     Protective Life US Funding Series 144A                       5.875    08/15/06       700,000         710,219
                                                                                                    -------------
                                                                                                        1,482,273
                                                                                                    -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               INTEREST    MATURITY    PRINCIPAL
                        DESCRIPTION                              RATE        DATE       AMOUNT          VALUE
------------------------------------------------------------   --------    --------   -----------   -------------
LONG-TERM NOTES AND BONDS (75.2%) (CONTINUED)
  CORPORATE OBLIGATIONS (32.7%) (CONTINUED)
   Media (2.7%)
     AOL Time Warner, Inc.                                        6.875%   05/01/12   $   900,000   $   1,016,980
     Comcast Corp.                                                6.500    01/15/15       800,000         893,321
     Cox Enterprises, Inc. Series 144A                            8.000    02/15/07       700,000         737,605
     Reed Elsevier Capital                                        6.125    08/01/06       600,000         609,501
     Viacom, Inc.                                                 4.625    05/15/18       800,000         721,393
                                                                                                    -------------
                                                                                                        3,978,800
                                                                                                    -------------
   Oil & Gas (3.7%)
     Amerada Hess Corp.                                           7.300    08/15/31       800,000         968,356
     El Paso Natural Gas Series 144A                              7.625    08/01/10       700,000         742,490
     Enterprise Products Operations Series B                      5.600    10/15/14       700,000         721,635
     Kinder Morgan Energy Partners                                5.000    12/15/13       800,000         806,828
     Magellan Midstream Partners                                  5.650    10/15/16       800,000         828,622
     Pioneer Natural Resource                                     6.500    01/15/08       600,000         621,945
     Union Pacific Resources                                      7.050    05/15/18       600,000         698,474
                                                                                                    -------------
                                                                                                        5,388,350
                                                                                                    -------------
   Oil & Gas-Production/Pipeline (1.3%)
     Atmos Energy Corp.                                           4.950    10/15/14       600,000         599,999
     Kerr-McGee Corp.                                             6.875    09/15/11       700,000         750,938
     Southwestern Energy Co.                                      7.125    10/10/17       500,000         508,098
                                                                                                    -------------
                                                                                                        1,859,035
                                                                                                    -------------
   Paper & Forest Products (1.2%)
     Abitibi-Consolidated, Inc.                                   8.850    08/01/30       800,000         770,000
     Weyerhaeuser Co.                                             6.750    03/15/12       900,000         991,561
                                                                                                    -------------
                                                                                                        1,761,561
                                                                                                    -------------
   Personal Products (0.7%)
     Gillette Co.                                                 3.500    10/15/07     1,000,000         988,569
                                                                                                    -------------
   Pharmaceuticals (0.8%)
     Wyeth                                                        5.500    03/15/13     1,100,000       1,159,512
                                                                                                    -------------
   Real Estate (0.5%)
     Simon Property Group LP Series 144A                          3.750    01/30/09       700,000         681,897
                                                                                                    -------------
   Miscellaneous (3.4%)
     iShares GS $InvesTop Corporate Bond Fund                         -           -        24,275       2,721,227
     Morgan Stanley Tracers Variable Series 144A                  5.878    03/01/07     1,039,438       1,056,128
     Morgan Stanley Tracers Variable Series 144A                  7.235    09/15/11     1,073,000       1,180,089
                                                                                                    -------------
                                                                                                        4,957,444
                                                                                                    -------------

   Total long-term notes and bonds (cost: $106,656,696)                                               109,322,099
                                                                                                    -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               INTEREST    MATURITY    PRINCIPAL
                        DESCRIPTION                              RATE        DATE       AMOUNT          VALUE
------------------------------------------------------------   --------    --------   -----------   -------------
SHORT-TERM NOTES AND BONDS (18.3%)
  COMMERCIAL PAPER (8.6%)
   Chemicals (1.4%)
     E.I. Du Pont De Nemours & Co.                                3.150%   08/08/05   $ 2,000,000   $   1,993,350
                                                                                                    -------------
   Consumer Finance (4.4%)
     American Express Credit Corp                                 3.190    08/05/05     1,000,000         996,899
     American Honda Finance Corp.                                 3.060    07/13/05     2,000,000       1,997,959
     General Electric Capital Corp.                               3.120    08/22/05     1,500,000       1,493,240
     Toyota Motor Credit Corp.                                    3.240    08/05/05     2,000,000       1,993,700
                                                                                                    -------------
                                                                                                        6,481,798
                                                                                                    -------------
   Insurance (1.4%)
     Prudential Funding Corp.                                     3.270    08/26/05     2,000,000       1,989,827
                                                                                                    -------------
   Transportation - Services (1.4%)
     United Parcel Service, Inc.                                  2.930    07/18/05     2,000,000       1,997,233
                                                                                                    -------------

      Total commercial paper (cost: $12,462,208)                                                       12,462,208
                                                                                                    -------------
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (8.2%)
   FARMC Discount Notes                                           3.010    07/15/05     2,000,000       1,997,659
   FFCB Discount Notes                                            2.500    07/01/05     3,000,000       3,000,000
   FNMA Discount Notes                                            3.000    07/13/05     2,000,000       1,998,000
   FNMA Discount Notes                                            3.020    07/25/05     2,000,000       1,995,780
   FHLMC Discount Notes                                           2.970    07/05/05     3,000,000       2,998,944
                                                                                                    -------------
                                                                                                       11,990,383
                                                                                                    -------------
  VARIABLE RATE DEMAND NOTES (1.5%)**
     CORP Finance Managers (backed by 5/3rd Bank LOC)             3.417    02/02/43       500,000         500,000
     Minneapolis Minnesota - General Obligation
      Bond - Taxable                                              3.113    03/01/27     1,000,000       1,000,000
     Montrose Country Colorado Economic (backed by 5/3rd
      Bank LOC)                                                   3.163    06/01/10       600,000         600,000
                                                                                                    -------------
                                                                                                        2,100,000
                                                                                                    -------------

      Total short-term notes and bonds (cost: $26,552,851)                                             26,552,591
                                                                                                    -------------

                                                                                        SHARES
                                                                                      -----------
  MONEY MARKET MUTUAL FUNDS (5.8%)
     Federated Investors Prime Obligation Fund                                          4,984,206       4,984,206
     Goldman Sachs Financial Square Funds                                               3,420,000       3,420,000
                                                                                                    -------------

      Total money market mutual funds (cost: $8,404,206)                                                8,404,206
                                                                                                    -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   DESCRIPTION                                           SHARES         VALUE
-----------------------------------------------------------------------------------   -----------   -------------
  MUTUAL FUNDS (0.7%)
     Federated High Yield Bond Fund                                                        16,576   $      98,957
     Neuberger Berman High Income Bond Fund                                                97,136         902,389
                                                                                                    -------------

      Total mutual funds (cost: $1,021,209)                                                             1,001,346
                                                                                                    -------------
  CASH AND CASH EQUIVALENTS (0.0%)
     BONY Cash Reserve (cost: $59,079)                                                     59,079          59,079
                                                                                                    -------------

  TOTAL INVESTMENTS (COST: $142,694,041)                                                            $ 145,339,321
                                                                                                    =============

**VARIABLE RATE INVESTMENT. THE RATE SHOWN REPRESENTS THE RATE IN THE EFFECT AT JUNE 30,2005. THE NOTES CONTAIN A DEMAND FEATURE THAT ALLOWS THE NOTES TO BE PUT BACK TO THE REMARKETING AGENT AT PAR UPON SEVEN DAYS NOTICE.

THE INTEREST RATES FOR SHORT-TERM NOTES REFLECT THE YIELDS FOR THOSE SECURITIES.

PERCENTAGES SHOWN ARE BASED ON TOTAL INVESTMENT AT VALUE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                            JUNE 30, 2005 (UNAUDITED)

                         INDUSTRY                             % OF TOTAL INVESTMENT
----------------------------------------------------------    ---------------------
   Commercial Paper                                                     8.6%
   Corporate Obligations                                               32.7
   Money Market Mutual Funds                                            5.8
   Mortgage-Backed and Asset-Backed Securities                         30.9
   Mutual Funds                                                         0.7
   U.S. Government & Agency Obligations                                19.8
   Variable Rate Demand Notes                                           1.5
   Cash and Cash Equivalents                                            0.0
                                                                        ---

   TOTAL INVESTMENTS                                                    100%
                                                                        ===

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                            JUNE 30, 2005 (UNAUDITED)

                                   DESCRIPTION                                           SHARES         VALUE
-----------------------------------------------------------------------------------   -----------   -------------
COMMON STOCKS (64.6%)
  Aerospace & Defense (1.9%)
   General Dynamics Corp.                                                                  15,300   $   1,675,962
   Precision Castparts Corp.                                                               30,350       2,364,265
                                                                                                    -------------
                                                                                                        4,040,227
                                                                                                    -------------
  Apparel (6.6%)
   Columbia Sportswear Co.*                                                                55,700       2,751,023
   Kellwood Co.                                                                            90,000       2,421,000
   Liz Claiborne, Inc.                                                                     53,700       2,135,112
   Reebok International, Ltd.                                                              78,600       3,287,838
   Wolverine World Wide, Inc.                                                             147,750       3,547,477
                                                                                                    -------------
                                                                                                       14,142,450
                                                                                                    -------------
  Automotive (0.8%)
   Harley-Davidson, Inc.                                                                   34,400       1,706,240
                                                                                                    -------------
  Automotive Components (1.4%)
   Magna International, Inc.                                                               39,400       2,771,396
   TBC Corp.*                                                                               7,400         200,762
                                                                                                    -------------
                                                                                                        2,972,158
                                                                                                    -------------
  Cement & Aggregates (2.0%)
   Lafarge North America, Inc.                                                             70,300       4,389,532
                                                                                                    -------------
  Chemicals (0.7%)
   Dow Chemical Co.                                                                        35,800       1,594,174
                                                                                                    -------------
  Computer Hardware & Software (4.0%)
   Autodesk, Inc.*                                                                        145,700       5,007,709
   Hewlett-Packard Co.                                                                    151,667       3,565,691
                                                                                                    -------------
                                                                                                        8,573,400
                                                                                                    -------------
  Consumer Products (0.5%)
   Helen of Troy, Ltd.*                                                                    42,200       1,074,412
                                                                                                    -------------
  Diversified Financial Services (5.7%)
   Aegon NV                                                                               151,146       1,945,249
   Citigroup, Inc.                                                                         39,028       1,804,264
   Federated Investors, Inc.                                                              104,400       3,133,044
   Investment Technology Group, Inc.*                                                      94,200       1,980,084
   JP Morgan Chase & Co.                                                                   47,040       1,661,453
   Washington Mutual, Inc.                                                                 42,907       1,745,886
                                                                                                    -------------
                                                                                                       12,269,980
                                                                                                    -------------
  Diversified Manufacturing (3.5%)
   Carlisle Cos., Inc.                                                                     63,500   $   4,358,005
   Crane Co.                                                                               41,000       1,078,300
   Trinity Industries, Inc.                                                                67,150       2,150,815
                                                                                                    -------------
                                                                                                        7,587,120
                                                                                                    -------------
  Electrical Equipment (3.6%)
   American Power Conversion                                                              175,700       4,144,763
   Baldor Electric Co.                                                                    144,100       3,504,512
                                                                                                    -------------
                                                                                                        7,649,275
                                                                                                    -------------
  Health Care (4.8%)
   McKesson Corp.                                                                          81,500       3,650,385
   Merck & Co., Inc.                                                                       19,900         612,920
   Pfizer, Inc.                                                                           105,300       2,904,174
   Priority Healthcare Corp. Class B*                                                     127,100       3,223,256
                                                                                                    -------------
                                                                                                       10,390,735
                                                                                                    -------------
  Home Furnishings (2.1%)
   Furniture Brands International, Inc.                                                    98,650       2,131,827
   La-Z-Boy, Inc.                                                                         165,050       2,404,778
                                                                                                    -------------
                                                                                                        4,536,605
                                                                                                    -------------
  Industrial Conglomerates (1.0%)
   General Electric Co.                                                                    64,400       2,231,460
                                                                                                    -------------
  Metals & Mining (1.0%)
   Alcoa, Inc.                                                                             80,200       2,095,626
                                                                                                    -------------
  Oil & Oil Services (6.0%)
   Royal Dutch Petroleum Co.                                                               62,650       4,065,985
   Tidewater, Inc.                                                                         82,950       3,162,054
   Valero Energy Corp.                                                                     72,700       5,751,297
                                                                                                    -------------
                                                                                                       12,979,336
                                                                                                    -------------
  Paper and Forest Products (1.2%)
   Wausau Paper Corp.                                                                     208,200       2,494,236
                                                                                                    -------------
  Recreation (3.5%)
   Brunswick Corp.                                                                         97,100       4,206,372
   Mattel, Inc.                                                                           187,300       3,427,590
                                                                                                    -------------
                                                                                                        7,633,962
                                                                                                    -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   DESCRIPTION                                           SHARES         VALUE
-----------------------------------------------------------------------------------   -----------   -------------
COMMON STOCKS (64.6%) (CONTINUED)
  Restaurants (1.4%)
   Outback Steakhouse, Inc.                                                                41,100   $   1,859,364
   Ryan's Restaurant Group, Inc.*                                                          83,500       1,169,835
                                                                                                    -------------
                                                                                                        3,029,199
                                                                                                    -------------
  Retail (3.2%)
   BJ's Wholesale Club, Inc.*                                                             107,800       3,502,422
   Home Depot, Inc.                                                                        73,400       2,855,260
   Longs Drug Stores, Inc.                                                                 14,900         641,445
                                                                                                    -------------
                                                                                                        6,999,127
                                                                                                    -------------
  Semiconductors (2.6%)
   Intel Corp.                                                                            115,200       3,002,112
   Texas Instruments, Inc.                                                                 94,300       2,647,001
                                                                                                    -------------
                                                                                                        5,649,113
                                                                                                    -------------
  Telecommunication Services (4.3%)
   Nokia Corp. ADR                                                                        247,300       4,115,072
   Sprint Corp.                                                                            53,400       1,339,806
   Telefonos de Mexico, Class L ADR                                                       200,400       3,785,556
                                                                                                    -------------
                                                                                                        9,240,434
                                                                                                    -------------
  Transportation (2.8%)
   Alexander & Baldwin, Inc.                                                               22,800       1,056,780
   Norfolk Southern Corp.                                                                  56,800       1,758,528
   Werner Enterprises, Inc.                                                               164,600       3,232,744
                                                                                                    -------------
                                                                                                        6,048,052
                                                                                                    -------------
      Total common stocks (cost: $105,270,722)                                                        139,326,853
                                                                                                    -------------

                                                               INTEREST    MATURITY    PRINCIPAL
                        DESCRIPTION                              RATE        DATE       AMOUNT          VALUE
------------------------------------------------------------   --------    --------   -----------   -------------
LONG-TERM NOTES AND BONDS (22.7%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (5.9%)
   Housing Urban Development                                      4.850%   08/01/11   $   100,000   $     104,116
   Housing Urban Development                                      5.670    08/01/16       200,000         216,554
   Tennessee Valley Authority                                     6.250    12/15/17       100,000         117,693
   U.S. Treasury Bonds                                            6.250    08/15/23       900,000       1,121,872
   U.S. Treasury Bonds                                            6.750    08/15/26       700,000         937,918
   U.S. Treasury Bonds                                            5.250    02/15/29       575,000         657,814
   U.S. Treasury Bonds                                            6.250    05/15/30       225,000         293,142
   U.S. Treasury Notes                                            4.250    11/15/14     1,100,000       1,126,169
   U.S. Treasury Notes                                            5.625    02/15/06       125,000         126,763
   U.S. Treasury Notes                                            2.000    05/15/06       475,000         469,063
   U.S. Treasury Notes                                            7.000    07/15/06       750,000         776,221
   U.S. Treasury Notes                                            2.625    05/15/08     1,700,000       1,652,520
   U.S. Treasury Notes                                            3.250    01/15/09       750,000         739,541
   U.S. Treasury Notes                                            3.875    05/15/09       750,000         754,571
   U.S. Treasury Notes                                            5.500    05/15/09     1,150,000       1,225,873

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               INTEREST    MATURITY    PRINCIPAL
                        DESCRIPTION                              RATE        DATE       AMOUNT          VALUE
------------------------------------------------------------   --------    --------   -----------   -------------
LONG-TERM NOTES AND BONDS (22.7%) (CONTINUED)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (5.9%) (CONTINUED)
   U.S. Treasury Notes                                            6.000%   08/15/09   $   300,000   $     326,051
   U.S. Treasury Notes                                            4.000    03/15/10       500,000         505,606
   U.S. Treasury Notes                                            5.000    08/15/11     1,500,000       1,599,668
                                                                                                    -------------
                                                                                                       12,751,155
                                                                                                    -------------
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (8.2%)
   FHLMC Gold Pool #B18179                                        5.000    04/01/20     1,983,097       2,007,190
   FHLMC Gold TBA                                                 5.000    07/15/20       600,000         606,750
   FHLMC Gold Pool #A11823                                        5.000    08/01/33       639,138         640,356
   FHLMC Gold Pool #A16641                                        5.500    12/01/33     1,033,412       1,049,093
   FHLMC Gold Pool #B12969                                        4.500    03/01/19       987,077         983,719
   FHLMC Gold Pool #C01086                                        7.500    11/01/30        27,519          29,475
   FHLMC Gold Pool #C01271                                        6.500    12/01/31        76,932          79,833
   FHLMC Gold Pool #C01302                                        6.500    110/1/31        37,873          39,301
   FHLMC Gold Pool #C01676                                        6.000    11/01/33       296,438         304,257
   FHLMC Gold Pool #C14872                                        6.500    09/01/28        37,625          39,107
   FHLMC Gold Pool #C61802                                        5.500    12/01/31       236,170         239,838
   FHLMC Gold Pool #C65255                                        6.500    03/01/32        35,318          36,628
   FHLMC Gold Pool #C65674                                        7.000    03/01/32        26,405          27,812
   FHLMC Gold Pool #C67071                                        6.500    05/01/32        87,065          90,487
   FHLMC Gold Pool #C68790                                        6.500    07/01/32       149,547         155,094
   FHLMC Gold Pool #C74741                                        6.000    12/01/32       136,775         140,427
   FHLMC Gold Pool #C79886                                        6.000    05/01/33       266,465         273,494
   FHLMC Gold Pool #E00543                                        6.000    04/01/13        48,281          49,937
   FHLMC Gold Pool #E00878                                        6.500    07/01/15        32,945          34,290
   FHLMC Gold Pool #E01007                                        6.000    08/01/16        67,820          70,145
   FHLMC Gold Pool #E77962                                        6.500    07/01/14        41,018          42,704
   FHLMC Gold Pool #E85127                                        6.000    08/01/16        39,238          40,583
   FHLMC Gold Pool #E85353                                        6.000    09/01/16       115,455         119,412
   FHLMC Gold Pool #E95159                                        5.500    03/01/18       249,159         255,944
   FHLMC Gold Pool #E95734                                        5.000    03/01/18     1,002,523       1,014,897
   FHLMC Gold Pool #E96115                                        5.000    05/01/18       474,330         480,185
   FHLMC Gold Pool #E97366                                        5.000    07/01/18       377,268         381,924
   FHLMC Pool #A14499                                             6.000    10/01/33       350,942         360,200
   FHLMC Series 2370 Class PC CMO                                 6.000    07/15/30        32,866          33,187
   FHLMC Series 2424 Class OG CMO                                 6.000    03/15/17       500,000         527,580
   FHLMC Series 2715 Class NG CMO                                 4.500    12/15/18       750,000         742,291
   FHLMC Series 2835 Class MD CMO                                 4.500    08/15/19       150,000         147,206
   FHLMC Series 2947 Class VA CMO                                 5.000    03/15/16       491,399         499,147
   FNCL Pool # 357637                                             6.000    11/01/34     1,054,559       1,081,856
   FNMA 2002-86 KM CMO                                            5.000    12/25/17       350,000         357,617
   FNMA Pool #356565                                              5.500    09/01/17       526,186         540,682
   FNMA Pool #545929                                              6.500    08/01/32       154,884         160,608
   FNMA Pool #555591                                              5.500    07/01/33       295,650         300,058
   FNMA Pool #574922                                              6.000    04/01/16         6,309           6,527
   FNMA Pool #579170                                              6.000    04/01/16        73,933          76,490
   FNMA Pool #584953                                              7.500    06/01/31        20,984          22,428
   FNMA Pool #651220                                              6.500    07/01/32        61,208          63,470

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               INTEREST    MATURITY    PRINCIPAL
                        DESCRIPTION                              RATE        DATE       AMOUNT          VALUE
------------------------------------------------------------   --------    --------   -----------   -------------
LONG-TERM NOTES AND BONDS (22.7%) (CONTINUED)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (8.2%)
   (CONTINUED)
   FNMA Pool #725793                                              5.500%   09/01/19   $ 1,879,273   $   1,930,879
   FNMA Series 2003-120 Class BY CMO                              4.000    12/25/18       300,000         286,066
   GNMA Pool #422407                                              6.500    01/15/26         8,965           9,397
   GNMA Pool #424578                                              6.500    04/15/26       110,031         115,328
   GNMA Pool #425983                                              6.500    03/15/26        31,225          32,728
   GNMA Pool #431962                                              6.500    05/15/26       121,572         127,425
   GNMA Pool #436741                                              7.500    01/15/27        43,607          46,821
   GNMA Pool #443216                                              8.000    07/15/27        18,271          19,771
   GNMA Pool #479743                                              7.500    11/15/30        65,822          70,572
   GNMA Pool #511778                                              7.500    11/15/30        54,992          58,960
   GNMA Pool #542083                                              7.000    01/15/31       108,510         114,970
   GNMA Pool #552466                                              6.500    03/15/32        84,756          88,639
   GNMA Pool #555179                                              7.000    12/15/31        17,450          18,489
   GNMA Pool #570323                                              6.000    02/15/32        15,008          15,502
   GNMA Pool #574395                                              6.000    01/15/32       121,518         125,518
   PSE&G Transition Funding, LLC 2001-1 A3                        5.980    06/15/08       494,255         500,469
                                                                                                    -------------
                                                                                                       17,713,763
                                                                                                    -------------
  CORPORATE OBLIGATIONS (8.6%)
   Airlines (0.2%)
     Continental Airlines, Inc.                                   6.545    02/02/19       164,751         165,033
     United Airlines                                              7.186    04/01/11       293,196         280,742
                                                                                                    -------------
                                                                                                          445,775
                                                                                                    -------------
   Auto Components (0.1%)
     Johnson Controls, Inc.                                       5.000    11/15/06       200,000         202,545
                                                                                                    -------------
   Auto Rental (0.1%)
     ERAC USA Finance Co.                                         5.600    05/01/15       200,000         207,052
                                                                                                    -------------
   Beverages (0.4%)
     Anheuser-Busch Cos., Inc.                                    6.750    12/15/27       450,000         554,438
     Bottling Group LLC                                           2.450    10/16/06       200,000         196,356
                                                                                                    -------------
                                                                                                          750,794
                                                                                                    -------------
   Chemicals (0.2%)
     Praxair, Inc.                                                6.625    10/15/07       300,000         315,965
                                                                                                    -------------
   Commercial Banks (0.1%)
     Bank One NA Illinois                                         5.500    03/26/07       200,000         204,871
                                                                                                    -------------
   Commercial Services & Supplies (0.2%)
     Waste Management, Inc.                                       6.875    05/15/09       300,000         325,068
                                                                                                    -------------
   Communications Equipment (0.1%)
     Motorola Corp.                                               7.625    11/15/10       200,000         229,101
                                                                                                    -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               INTEREST    MATURITY    PRINCIPAL
                        DESCRIPTION                              RATE        DATE       AMOUNT          VALUE
------------------------------------------------------------   --------    --------   -----------   -------------
LONG-TERM NOTES AND BONDS (22.7%) (CONTINUED)
  CORPORATE OBLIGATIONS (8.6%) (CONTINUED)
   Computer - Software (0.1%)
     Computer Associates, Inc. Series 144A                        5.625%   12/01/14   $   300,000   $     304,798
                                                                                                    -------------
   Diversified Telecommunication Services (0.8%)
     Deutsche Telekom International                               5.250    07/22/13       300,000         311,979
     Qwest Corp. Series 144A                                      8.875    03/15/12       400,000         437,000
     Sprint Capital Corp.                                         8.750    03/15/32       400,000         558,184
     Verizon Communications                                       6.940    04/15/28       350,000         405,719
                                                                                                    -------------
                                                                                                        1,712,882
                                                                                                    -------------
   Electric Utility (0.7%)
     Centerpoint Energy                                           6.500    02/01/08       200,000         209,878
     Entergy Gulf States, Inc.                                    4.875    11/01/11       350,000         348,603
     Hydro-Quebec                                                 8.050    07/07/24       250,000         355,521
     Pacific Gas & Electric                                       4.200    03/01/11       300,000         295,067
     Potomac Edison Co. Series 144A                               5.350    11/15/14       300,000         313,016
                                                                                                    -------------
                                                                                                        1,522,085
                                                                                                    -------------
   Electronic Equipment & Instruments (0.2%)
     Arrow Electronics Inc.                                       6.875    07/01/13       300,000         330,337
                                                                                                    -------------
   Finance Companies (0.8%)
     CIT Group, Inc.                                              5.500    11/30/07       400,000         411,443
     Citi Financial                                               6.625    06/01/15        75,000          84,305
     Ford Motor Credit Corp.                                      7.600    08/01/05       150,000         150,339
     Ford Motor Credit Corp.                                      7.000    10/01/13       200,000         192,190
     General Motors Acceptance Corp.                              6.875    09/15/11       300,000         277,265
     Household Finance Corp.                                      6.500    01/24/06       300,000         304,379
     PEMEX Master Trust                                           8.625    02/01/22       300,000         370,500
                                                                                                    -------------
                                                                                                        1,790,421
                                                                                                    -------------
   Food Products (0.2%)
     ConAgra Foods, Inc.                                          6.750    09/15/11       200,000         221,612
     Kellogg Co.                                                  6.000    04/01/06       300,000         304,943
                                                                                                    -------------
                                                                                                          526,555
                                                                                                    -------------
   Health Care Providers & Services (0.2%)
     Beckman Coulter, Inc.                                        7.450    03/04/08       150,000         161,643
     HCA, Inc.                                                    6.950    05/01/12       300,000         319,505
                                                                                                    -------------
                                                                                                          481,148
                                                                                                    -------------
   Healthcare Equipment & Supplies (0.2%)
     Hospira, Inc.                                                5.900    06/15/14       300,000         322,062
                                                                                                    -------------
   Insurance (0.3%)
     Nationwide Financial Services                                6.250    11/15/11       300,000         330,880
     Protective Life US Funding Series 144A                       5.875    08/15/06       300,000         304,380
                                                                                                    -------------
                                                                                                          635,260
                                                                                                    -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               INTEREST    MATURITY    PRINCIPAL
                        DESCRIPTION                              RATE        DATE       AMOUNT          VALUE
------------------------------------------------------------   --------    --------   -----------   -------------
LONG-TERM NOTES AND BONDS (22.7%) (CONTINUED)
  CORPORATE OBLIGATIONS (8.6%) (CONTINUED)
   Media (0.8%)
     AOL Time Warner, Inc.                                        6.875%   05/01/12   $   400,000   $     451,992
     Comcast Corp.                                                6.500    01/15/15       400,000         446,660
     Cox Enterprises, Inc. Series 144A                            8.000    02/15/07       300,000         316,116
     Reed Elsevier Capital                                        6.125    08/01/06       400,000         406,334
     Viacom, Inc.                                                 4.625    05/15/18       200,000         180,348
                                                                                                    -------------
                                                                                                        1,801,450
                                                                                                    -------------
   Oil & Gas (1.2%)
     Amerada Hess Corp.                                           7.300    08/15/31       400,000         484,177
     El Paso Natural Gas Series 144A                              7.625    08/01/10       300,000         318,210
     Enterprise Products Operations Series B                      5.600    10/15/14       300,000         309,272
     Kinder Morgan Energy Partners                                5.000    12/15/13       500,000         504,267
     Magellan Midstream Partners                                  5.650    10/15/16       200,000         207,156
     Pioneer Natural Resource                                     6.500    01/15/08       400,000         414,630
     Union Pacific Resources                                      7.050    05/15/18       250,000         291,031
                                                                                                    -------------
                                                                                                        2,528,743
                                                                                                    -------------
   Oil & Gas-Production/Pipeline (0.3%)
     Atmos Energy Corp.                                           4.950    10/15/14       400,000         400,000
     Kerr-Mcgee Corp.                                             6.875    09/15/11       300,000         321,830
                                                                                                    -------------
                                                                                                          721,830
                                                                                                    -------------
   Paper and Forest Products (0.2%)
     Abitibi-Consolidated, Inc.                                   8.850    08/01/30       200,000         192,500
     Weyerhaeuser Co.                                             6.750    03/15/12       300,000         330,520
                                                                                                    -------------
                                                                                                          523,020
                                                                                                    -------------
   Pharmaceuticals (0.2%)
     Wyeth                                                        5.500    03/15/13       300,000         316,231
                                                                                                    -------------
   Real Estate (0.2%)
     New Plan Excel Realty Trust                                  7.400    09/15/09       200,000         221,027
     Simon Property Group LP Series 144A                          3.750    01/30/09       300,000         292,241
                                                                                                    -------------
                                                                                                          513,268
                                                                                                    -------------
   Miscellaneous (0.8%)
     iShares GS $InvesTop Corporate Bond Fund                         -           -        10,975       1,230,297
     Morgan Stanley Tracers Variable Series 144A                  5.878    03/01/07       259,859         264,032
     Morgan Stanley Tracers Variable Series 144A                  7.235    09/15/11       203,000         223,260
                                                                                                    -------------
                                                                                                        1,717,589
                                                                                                    -------------

      Total corporate obligations                                                                      18,428,850
                                                                                                    -------------

   Total long-term notes and bonds (cost: $47,575,826)                                                 48,893,768
                                                                                                    -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               INTEREST    MATURITY    PRINCIPAL
                        DESCRIPTION                              RATE        DATE       AMOUNT          VALUE
------------------------------------------------------------   --------    --------   -----------   -------------
SHORT-TERM NOTES AND BONDS (4.8%)
  COMMERCIAL PAPER (4.6%)
   Consumer Finance (1.9%)
     American Express Credit Corp.                                3.090%   07/13/05   $ 2,000,000   $   1,997,940
     Toyota Motor Credit Corp.                                    3.130    08/05/05     2,000,000       1,993,914
                                                                                                    -------------
                                                                                                        3,991,854
                                                                                                    -------------
   Food, Beverages (0.9%)
     The Coca-Cola Co.                                            3.100    07/19/05     2,000,000       1,996,900
                                                                                                    -------------
   Insurance (0.9%)
     Prudential Funding Corp.                                     3.100    08/05/05     2,000,000       1,993,972
                                                                                                    -------------
   Oil & Gas (0.9%)
     Chevron Texaco                                               2.900    07/01/05     2,000,000       2,000,000
                                                                                                    -------------
      Total commercial paper (cost: $9,982,726)                                                         9,982,726
                                                                                                    -------------
  VARIABLE RATE DEMAND NOTES (0.2%)**
     CORP Finance Managers (backed by 5/3rd Bank LOC)             3.417    02/02/43       200,000         200,000
     Montrose Country Colorado Economic (backed by 5/3rd
      Bank LOC)                                                   3.163    06/01/10       215,000         215,000
                                                                                                    -------------
                                                                                                          415,000
                                                                                                    -------------

      Total short-term notes and bonds (cost: $10,397,726)                                             10,397,726
                                                                                                    -------------

                                                                                        SHARES
                                                                                      -----------
  MONEY MARKET MUTUAL FUNDS (6.2%)
     Federated Investors Prime Obligation Fund                                          6,753,272       6,753,272
     Goldman Sachs Financial Square Funds                                               6,532,900       6,532,900
                                                                                                    -------------

      Total money market mutual funds (cost: $13,286,172)                                              13,286,172
                                                                                                    -------------
  MUTUAL FUNDS (1.7%)
     Federated High Yield Bond Fund                                                         8,091          48,301
     iShares Russell 1000 Value Index Fund                                                  8,500         566,440
     iShares Trust Russell 1000 Growth Index Fund                                          57,600       2,764,801
     Neuberger Berman High Income Bond Fund                                                34,411         319,680
                                                                                                    -------------

      Total mutual funds (cost: $3,607,405)                                                             3,699,222
                                                                                                    -------------
  CASH AND CASH EQUIVALENTS (0.0%)
     BONY Cash Reserve (cost: $34,440)                                                     34,440          34,440
                                                                                                    -------------

  TOTAL INVESTMENTS (COST: $180,172,291)                                                            $ 215,638,181
                                                                                                    =============

*NON-INCOME PRODUCING SECURITIES.

**VARIABLE RATE INVESTMENT. THE RATE SHOWN REPRESENTS THE RATE IN EFFECT AT JUNE 30, 2005. THE NOTES CONTAIN A DEMAND FEATURE THAT ALLOWS THE NOTES TO BE PUT BACK TO THE REMARKETING AGENT AT PAR UPON SEVEN DAYS NOTICE.

THE INTEREST RATE FOR SHORT-TERM NOTES REFLECTS THE YIELDS FOR THOSE SECURITIES.

PERCENTAGES SHOWN ARE BASED ON TOTAL INVESTMENT AT VALUE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                            JUNE 30, 2005 (UNAUDITED)

                         INDUSTRY                             % OF TOTAL INVESTMENT
----------------------------------------------------------    ---------------------
   Commercial Paper                                                    4.6%
   Common Stocks                                                      64.6
   Corporate Obligations                                               8.6
   Money Market Mutual Funds                                           6.2
   Mortgage-Backed and Asset-Backed Securities                         8.2
   Mutual Funds                                                        1.7
   U.S. Government & Agency Obligations                                5.9
   Variable Rate Demand Notes                                          0.2
   Cash and Cash Equivalents                                           0.0
                                                                       ---

   TOTAL INVESTMENTS                                                   100%
                                                                       ===

                          NOTES TO FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The OneAmerica Funds, Inc. (the "Fund") was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. As a "series" type of mutual fund, the Fund issues shares of common stock relating to the same investment portfolios consisting of the Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio, and Asset Director Portfolio, hereinafter, referred to as Portfolios. Currently, the Fund offers shares only to separate accounts of American United Life Insurance Company(R) (AUL) to serve as an underlying investment vehicle for variable annuity and variable life contracts. The Fund commenced operations on April 12, 1990.

     ADVISOR CLASS SHARES

     Effective March 31, 2003, the Fund began offering a new class of shares (the "Advisor Class") in addition to its existing class of shares (the "Class O" shares). The Fund issues Class O shares and Advisor Class shares of common stock relating to the same investment portfolios. The Class O shares and the Advisor Class shares are identical in all material respects, except that the Class O shares are not subject to the fee paid pursuant to the 12b-1 distribution plan.

     DISTRIBUTION AND SERVING (12b-1) PLAN

     Under a plan of distribution and service pertaining to the Advisor Class shares adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act ("Plan"), the Fund pays insurance companies, broker-dealers, banks, plan sponsors and recordkeepers, and other financial institutions ("Authorized Firms") an aggregate fee in an amount not to exceed on an annual basis 0.30% of the average daily net asset value attributable to the Advisor Class shares of each portfolio, as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services pursuant to an agreement with an Authorized Firm.

     INVESTMENTS

     Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). Short-term notes are valued at amortized cost, which approximates value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Certain securities may be priced using a matrix price as provided by a pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short-term obligations maturing in 60 days or less, when purchased, are valued at amortized cost which approximates value.

     The Money Market Portfolio securities are valued at amortized cost. The Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio securities are reflected at their fair value.

     Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis.

     Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     INCOME AND EXPENSE

     Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Portfolio expenses are recorded on an accrual basis, and allocated to the share classes based on net assets or another appropriate allocation method, except distribution fees are allocated only to the Advisor Classes.

     FOREIGN CURRENCY TRANSACTIONS

     The accounting records of the Portfolios are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies, if any, are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of Portfolio securities, if any, are a component of realized gain
     (loss) on investments and unrealized appreciation (depreciation) on investments, respectively.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     There are no outstanding forward foreign currency exchange contracts at June 30, 2005.

     TAXES

     The Fund intends to qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund's policy is to distribute all net investment income and realized capital gains to relieve it from all, or substantially all, federal income taxes. Accordingly, no tax provision is recorded in the financial statements.

     DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

     For the Money Market Portfolio, dividends from net investment income are declared and paid daily. For all other Portfolios, dividends from net investment income and distributions from net realized gains on investments are declared and paid at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

     ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   RELATED PARTY TRANSACTIONS

     The Fund has an investment advisory agreement with AUL to act as its investment advisor.

     Under the Investment Advisory Agreement, the Investment Advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

                     Value                          0.50%
                     Money Market                   0.40%
                     Investment Grade Bond          0.50%
                     Asset Director                 0.50%

     AUL has agreed that its fees may be reduced if the aggregate expenses of the Portfolios exceed 1% (1.3% for the Advisor Class) of the average daily net assets during the year. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1% (1.3% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 5 years, provided that the aggregate expenses in any given year do not exceed 1% (1.3% for the Advisor Class) of the average daily net assets in that year. The total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction. Through June 30, 2005, no expenses have been waived.

     AUL may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated. The total investment advisory fees incurred during the six months ended June 30, 2005 were $2,050,207.

     The Fund pays each non-AUL affiliated Director an annual fee of $7,500 and an additional $1,000 for each Board of Directors meeting attended. The Fund also pays the Chairman of the Board of Directors an additional $5,000 annual fee. Committee members are paid $450 for each meeting attended and Committee Chairs receive an annual fee of $1,000. The total expenses incurred during the six months ended June 30, 2005 were $32,823.

     The Fund has agreed to pay AUL a plan fee as prescribed by Rule 12b-1 under the 1940 Act. The plan fee is used by AUL to pay Authorized Firms for distribution-related services and other investor services with respect to the Advisor Class. The total fees incurred for the six months ended June 30, 2005 for all portfolios is $29,992.

     Effective November 1, 2004, the American United Life Pooled Equity Separate Account, American United Life Pooled Short-Term Separate Account, and the American United Life Pooled Fixed Income Separate Account (collectively, the "AUL Pooled Separate Accounts") became shareholders of the OneAmerica Funds, Inc. Value Portfolio - Class O, Money Market Portfolio - Class O, and Investment Grade Bond Portfolio - Class O (collectively, the "Portfolios"), respectively. This was accomplished by issuing shares of the Portfolios in exchange for the net assets of the AUL Pooled Separate Accounts as of the close of business October 29, 2004. The OneAmerica Funds, Inc. Value Portfolio issued 3,108,595 Class O shares for the AUL Pooled Equity Separate Account net assets of $72,312,134, the OneAmerica Funds, Inc. Money Market Portfolio issued 7,283,032 Class O shares for the AUL Pooled Short-Term Separate Account net assets of $7,283,032, and the OneAmerica Investment Grade Bond Portfolio issued 1,663,846 Class O shares for the AUL Pooled Fixed Income Separate Account net assets of $19,110,932. The aggregate net assets of the OneAmerica Funds, Inc. Value, Money Market, and Investment Grade Bond Class O Portfolios immediately before the transaction were $221,461,987, $188,035,299, and $121,685,348, respectively. The AUL Pooled Separate Accounts continue to exist investing solely in shares of the Portfolios.

3.   AGREEMENTS WITH BANKS

     The Fund has agreements with The Bank of New York (Bank) whereby the Bank serves as custodian of the securities and other assets of the Fund, as the fund administrator and as the fund accountant.

4.   INVESTMENT TRANSACTIONS

     Purchases (including transactions describe in Note 2) and sales of investment securities (excluding short-term securities and money market mutual funds) during the six months ended June 30, 2005 were:

                                                                            PORTFOLIO
                                                -----------------------------------------------------------------
                                                                                    INVESTMENT
                                                     VALUE        MONEY MARKET      GRADE BOND     ASSET DIRECTOR
                                                --------------   -------------    -------------    --------------
     Common Stock:
       Purchases                                $   24,696,469   $            -   $            -   $   12,844,265
       Proceeds from sales                          18,722,642                -                -        7,983,682
     Corporate Bonds:
       Purchases                                             -                -        4,727,374        1,506,845
       Proceeds from sales and maturities                    -                -        7,067,072        1,391,391
     Government Bonds:
       Purchases                                             -                -       10,929,816       10,827,459
       Proceeds from sales and maturities                    -                -       10,523,125        2,531,164

5.   AUTHORIZED CAPITAL SHARES

     The Fund has 620,000,000 authorized shares of $.001 par value capital stock, which includes 18,000,000 unallocated shares. The remaining shares are allocated to each of the Fund's portfolios as follows:

                           Value Portfolio - Class O                                  25,000,000
                           Value Portfolio - Advisor Class                            12,000,000
                           Money Market Portfolio - Class O                          400,000,000
                           Money Market Portfolio - Advisor Class                     80,000,000
                           Investment Grade Bond Portfolio - Class O                  25,000,000
                           Investment Grade Bond Portfolio - Advisor Class            12,000,000
                           Asset Director Portfolio - Class O                         36,000,000
                           Asset Director Portfolio - Advisor Class                   12,000,000
                                                                                   -------------
                                                                                     602,000,000
                                                                                   =============

     The Board of Directors, at a meeting duly convened and held on February 7, 2005, adopted a resolution authorizing the Fund to increase the number of shares authorized to be issued by certain portfolios, so that immediately after the effectiveness of these Articles Supplementary, the Fund has authority to issue 620,000,000 shares of Common Stock, par value $.001 and aggregate par value of $620,000. The Value Portfolio - Class O authorized shares were increased from 12,000,000 to 25,000,000 and the Investment Grade Bond Portfolio - Class O authorized shares were increased from 18,000,000 to 25,000,000. The number of authorized shares for all other portfolios remains unchanged.

6.   UNREALIZED APPRECIATION (DEPRECIATION)

     Unrealized appreciation (depreciation) for tax purposes at June 30, 2005, is:

                                                                                            NET
                                                                                         UNREALIZED
                                         FEDERAL        UNREALIZED       UNREALIZED    APPRECIATION/
                                         TAX COST      APPRECIATION     DEPRECIATION   (DEPRECIATION)
                                      --------------   -------------   -------------   --------------
     Value                            $  275,805,040   $  64,737,468   $  (5,973,215)  $   58,764,253
     Money Market                        198,080,125               -               -                -
     Investment Grade Bond               142,694,577       3,217,074        (572,331)       2,644,743
     Asset Director                      180,207,290      38,395,510      (2,964,619)      35,430,891

     The amount of losses recognized for financial reporting purposes in excess of federal income tax reporting purposes as of December 31, 2004, is as follows:

                           Value                                       $      88,008
                           Investment Grade Bond                                 537
                           Asset Director                                     34,999

7.   SHAREHOLDERS

     Shares outstanding at June 30, 2005, are:

                                                                 PORTFOLIO
                                      ---------------------------------------------------------------
                                                   VALUE                        MONEY MARKET
                                      ------------------------------   ------------------------------
                                          CLASS O      ADVISOR CLASS      CLASS O      ADVISOR CLASS
                                      --------------   -------------   -------------   --------------
     AUL American Unit Trust               3,730,243           6,906      30,858,958          238,442
     AUL Group Retirement Annuity
       Separate Account II                 3,395,787         227,600     129,744,703        7,915,578
     AUL Pooled Separate Account           3,076,305               -       6,918,405                -
     AUL American Individual
       Unit Trust                            640,642               -       3,221,483                -
     AUL American Individual
       Variable Annuity Unit Trust         2,081,296               -      16,329,233                -
     AUL American Individual
       Variable Life Unit Trust              351,252               -       3,097,763                -
                                      --------------   -------------   -------------   --------------
                                          13,275,525         234,506     190,170,545        8,154,020
                                      ==============   =============   =============   ==============

                                                                 PORTFOLIO
                                      ---------------------------------------------------------------
                                          INVESTMENT GRADE BOND               ASSET DIRECTOR
                                      ------------------------------   ------------------------------
                                          CLASS O      ADVISOR CLASS      CLASS O      ADVISOR CLASS
                                      --------------   -------------   -------------   --------------
     AUL American Unit Trust               2,605,054          23,602       3,218,847           42,352
     AUL Group Retirement Annuity
       Separate Account II                 4,920,315         229,771       3,875,221          555,746
     AUL Pooled Separate Account           1,736,446               -               -                -
     AUL American Individual
       Unit Trust                            406,337               -         706,012                -
     AUL American Individual
       Variable Annuity Unit Trust         2,534,143               -       3,080,399                -
     AUL American Individual
       Variable Life Unit Trust              367,747               -         472,687                -
                                      --------------   -------------   -------------   --------------
                                          12,570,042         253,373      11,353,166          598,098
                                      ==============   =============   =============   ==============

8.   FEDERAL TAX INFORMATION

     The tax components of dividends paid for the years ending December 31, 2004 and December 31, 2003 were as follows:

                                                   VALUE                        MONEY MARKET
                                      ------------------------------   ------------------------------
                                         12/31/04         12/31/03        12/31/04        12/31/03
                                      --------------   -------------   -------------   --------------
     Ordinary income                  $    2,274,865   $   1,476,666   $   1,661,472   $    1,415,704
     Long-term capital gains              13,700,636           1,169               -                -

                                           INVESTMENT GRADE BOND              ASSET DIRECTOR
                                      ------------------------------   ------------------------------
                                         12/31/04         12/31/03        12/31/04        12/31/03
                                      --------------   -------------   -------------   --------------
     Ordinary income                  $    5,171,735   $   5,537,656   $   3,194,425   $    2,605,457
     Long-term capital gains                       -               -       8,164,141                -

     As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                        INVESTMENT
                                           VALUE        MONEY MARKET    GRADE BOND     ASSET DIRECTOR
                                      --------------   -------------   -------------   --------------
     Undistributed ordinary income    $       83,415   $          40   $      11,015   $       13,693
     Undistributed long-term gain          4,800,582               -               -        1,768,301

     As of December 31, 2004, for federal income tax purposes, the Investment Grade Bond Portfolio has a capital loss carryforward of $524,196 expiring in 2011. Capital loss carryforward used by the Investment Grade Bond Portfolio in 2004 was $216,078.

9.   INDEMNIFICATIONS

     Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                                         VALUE PORTFOLIO - CLASS O
                                          ----------------------------------------------------------------------------------------
                                           FOR THE
                                          SIX MONTHS
                                            ENDED                                      FOR YEARS ENDED
                                           JUNE 30,        -----------------------------------------------------------------------
                                             2005           DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
                                          (UNAUDITED)         2004           2003           2002           2001           2000
                                          -----------      -----------    -----------    -----------    -----------    -----------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                    $      0.15      $      0.23    $      0.19    $      0.19    $      0.24    $      0.30
Net gain (loss) on investments                   0.33             3.10           5.78          (1.47)          1.77           2.51
                                          -----------      -----------    -----------    -----------    -----------    -----------
  Total from investment operations               0.48             3.33           5.97          (1.28)          2.01           2.81
                                          -----------      -----------    -----------    -----------    -----------    -----------

Shareholder distributions:
  Net investment income                             -            (0.18)         (0.18)         (0.18)         (0.23)         (0.30)
  Realized gain                                     -            (1.07)             -          (0.53)         (0.96)         (1.00)
  Return of capital                                 -                -              -          (0.02)             -              -
                                          -----------      -----------    -----------    -----------    -----------    -----------

Net increase (decrease)                          0.48             2.08           5.79          (2.01)          0.82           1.51
Net asset value at beginning of period          24.25            22.17          16.38          18.39          17.57          16.06
                                          -----------      -----------    -----------    -----------    -----------    -----------
Net asset value at end of period          $     24.73      $     24.25    $     22.17    $     16.38    $     18.39    $     17.57
                                          ===========      ===========    ===========    ===========    ===========    ===========

TOTAL RETURN**                                    2.0%            15.0%          36.5%          (7.0%)         11.3%          17.7%

SUPPLEMENTAL DATA:
Net assets, end of period (000)           $   328,293      $   326,227    $   192,940    $   127,527    $   114,629    $    92,089

Ratio to average net assets:
  Expenses                                       0.59%***         0.60%          0.60%          0.57%          0.62%          0.64%
  Net investment income                          1.24%***         1.00%          1.01%          1.05%          1.26%          1.86%

Portfolio turnover rate                             6%              19%            30%            11%            18%            19%

*    NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** THE TOTAL RETURN IS CALCULATED BY ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH PERIOD REPORTED AND INCLUDES REINVESTMENTS OF DIVIDENDS AND DISTRIBUTIONS. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
***  ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                                          VALUE PORTFOLIO - ADVISOR CLASS
                                                    --------------------------------------------
                                                                                       FOR THE
                                                      FOR THE                          PERIOD
                                                    SIX MONTHS                        MARCH 31,
                                                       ENDED           FOR YEAR       2003****
                                                     JUNE 30,            ENDED         THROUGH
                                                       2005            DEC. 31,       DEC. 31,
                                                    (UNAUDITED)          2004           2003
                                                    -----------       -----------    -----------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                              $      0.11       $      0.18    $      0.10
Net gain (loss) on investments                             0.34              3.06           6.62
                                                    -----------       -----------    -----------
  Total from investment operations                         0.45              3.24           6.72
                                                    -----------       -----------    -----------

Shareholder distributions:
  Net investment income                                       -             (0.15)         (0.12)
  Realized gain                                               -             (1.07)             -
  Return of capital                                           -                 -              -
                                                    -----------       -----------    -----------

Net increase (decrease)                                    0.45              2.02           6.60
Net asset value at beginning of period                    24.16             22.14          15.54
                                                    -----------       -----------    -----------
Net asset value at end of period                    $     24.61       $     24.16    $     22.14
                                                    ===========       ===========    ===========

TOTAL RETURN**                                              1.8%             14.6%          43.3%

SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $     5,770       $     2,062    $         5

Ratio to average net assets:
  Expenses                                                 0.88%***          0.90%          0.86%***
  Net investment income                                    0.97%***          0.82%          0.76%***

Portfolio turnover rate                                       6%               19%            30%

*    NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** THE TOTAL RETURN IS CALCULATED BY ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH PERIOD REPORTED AND INCLUDES REINVESTMENTS OF DIVIDENDS AND DISTRIBUTIONS. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
***  ANNUALIZED.
**** COMMENCEMENT OF OPERATIONS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                                                      MONEY MARKET PORTFOLIO - CLASS O
                                          -----------------------------------------------------------------------------------------
                                            FOR THE
                                          SIX MONTHS
                                             ENDED                                      FOR YEARS ENDED
                                           JUNE 30,         -----------------------------------------------------------------------
                                             2005             DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
                                          (UNAUDITED)          2004           2003            2002          2001           2000
                                          -----------       -----------    -----------    -----------    -----------    -----------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                    $     0.006       $     0.009    $     0.006    $      0.01    $      0.03    $      0.05
Net gain (loss) on investments                      -                 -              -              -              -              -
                                          -----------       -----------    -----------    -----------    -----------    -----------
  Total from investment operations              0.006             0.009          0.006           0.01           0.03           0.05
                                          -----------       -----------    -----------    -----------    -----------    -----------

Shareholder distributions:
  Net investment income                        (0.006)           (0.009)        (0.006)         (0.01)         (0.03)         (0.05)

Net increase (decrease)                             -                 -              -              -              -              -
Net asset value at beginning of period           1.00              1.00           1.00           1.00           1.00           1.00
                                          -----------       -----------    -----------    -----------    -----------    -----------
Net asset value at end of period          $      1.00       $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                          ===========       ===========    ===========    ===========    ===========    ===========

TOTAL RETURN**                                    1.1%              0.9%           0.6%           1.2%           3.5%           5.8%

SUPPLEMENTAL DATA:
Net assets, end of period (000)           $   190,170       $   190,589    $   208,405    $   244,933    $   190,675    $   140,622

Ratio to average net assets:
  Expenses                                       0.49%***          0.51%          0.52%          0.48%          0.52%          0.53%
  Net investment income                          2.19%***          0.85%          0.62%          1.20%          3.41%          5.79%

*    NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** THE TOTAL RETURN IS CALCULATED BY ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH PERIOD REPORTED AND INCLUDES REINVESTMENTS OF DIVIDENDS AND DISTRIBUTIONS. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
***  ANNUALIZED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                                       MONEY MARKET PORTFOLIO - ADVISOR CLASS
                                                    --------------------------------------------
                                                                                       FOR THE
                                                      FOR THE                          PERIOD
                                                    SIX MONTHS                        MARCH 31,
                                                       ENDED           FOR YEAR       2003****
                                                     JUNE 30,            ENDED         THROUGH
                                                       2005            DEC. 31,       DEC. 31,
                                                    (UNAUDITED)          2004           2003
                                                    -----------       -----------    -----------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                              $     0.005       $     0.006    $     0.002
Net gain (loss) on investments                                -                 -              -
                                                    -----------       -----------    -----------
  Total from investment operations                        0.005             0.006          0.002
                                                    -----------       -----------    -----------

Shareholder distributions:
  Net investment income                                  (0.005)           (0.006)        (0.002)

Net increase (decrease)                                       -                 -              -
Net asset value at beginning of period                     1.00              1.00           1.00
                                                    -----------       -----------    -----------
Net asset value at end of period                    $      1.00       $      1.00    $      1.00
                                                    ===========       ===========    ===========

TOTAL RETURN**                                              0.9%              0.6%           0.2%

SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $     8,154       $     4,148    $        34

Ratio to average net assets:
  Expenses                                                 0.79%***          0.80%          0.85%***
  Net investment income                                    1.93%***          0.78%          0.20%***

*    NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** THE TOTAL RETURN IS CALCULATED BY ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH PERIOD REPORTED AND INCLUDES REINVESTMENTS OF DIVIDENDS AND DISTRIBUTIONS. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
***  ANNUALIZED.
**** COMMENCEMENT OF OPERATIONS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                                                  INVESTMENT GRADE BOND PORTFOLIO - CLASS O
                                          -----------------------------------------------------------------------------------------
                                            FOR THE
                                          SIX MONTHS
                                             ENDED                                      FOR YEARS ENDED
                                           JUNE 30,         -----------------------------------------------------------------------
                                             2005             DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
                                          (UNAUDITED)          2004           2003            2002          2001           2000
                                          -----------       -----------    -----------    -----------    -----------    -----------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                    $      0.22       $      0.46    $      0.48    $      0.56    $      0.66    $      0.68
Net gain (loss) on investments                      -             (0.01)          0.06           0.29           0.17           0.44
                                          -----------       -----------    -----------    -----------    -----------    -----------
  Total from investment operations               0.22              0.45           0.54           0.85           0.83           1.12
                                          -----------       -----------    -----------    -----------    -----------    -----------

Shareholder distributions:
  Net investment income                             -             (0.42)         (0.50)         (0.49)         (0.63)         (0.71)
  Realized gain                                     -                 -              -          (0.01)             -              -
  Return of capital                                 -                 -              -          (0.01)             -              -
                                          -----------       -----------    -----------    -----------    -----------    -----------

Net increase (decrease)                          0.22              0.03           0.04           0.34           0.20           0.41
Net asset value at beginning of period          11.11             11.08          11.04          10.70          10.50          10.09
                                          -----------       -----------    -----------    -----------    -----------    -----------
Net asset value at end of period          $     11.33       $     11.11    $     11.08    $     11.04    $     10.70    $     10.50
                                          ===========       ===========    ===========    ===========    ===========    ===========

TOTAL RETURN**                                    1.9%              4.1%           4.9%           7.9%           7.1%          10.8%

SUPPLEMENTAL DATA:
Net assets, end of period (000)           $   142,378       $   140,848    $   124,745    $   118,958    $    78,268    $    54,947

Ratio to average net assets:
  Expenses                                       0.65%***          0.66%          0.65%          0.59%          0.65%          0.65%
  Net investment income                          4.04%***          4.09%          4.24%          5.10%          5.96%          6.52%

Portfolio turnover rate                            14%               55%           143%            97%            95%            93%

*    NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** THE TOTAL RETURN IS CALCULATED BY ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH PERIOD REPORTED AND INCLUDES REINVESTMENTS OF DIVIDENDS AND DISTRIBUTIONS. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
***  ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                                    INVESTMENT GRADE BOND PORTFOLIO - ADVISOR CLASS
                                                    -----------------------------------------------
                                                                                          FOR THE
                                                      FOR THE                             PERIOD
                                                    SIX MONTHS                           MARCH 31,
                                                       ENDED             FOR YEAR        2003****
                                                      JUNE 30,             ENDED          THROUGH
                                                       2005              DEC. 31,        DEC. 31,
                                                    (UNAUDITED)            2004            2003
                                                    -----------         -----------     -----------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                              $      0.20         $      0.42     $      0.29
Net gain (loss) on investments                            (0.01)                  -            0.03
                                                    -----------         -----------     -----------
  Total from investment operations                         0.19                0.42            0.32
                                                    -----------         -----------     -----------

Shareholder distributions:
  Net investment income                                       -               (0.39)          (0.37)
  Realized gain                                               -                   -               -
  Return of capital                                           -                   -               -
                                                    -----------         -----------     -----------

Net increase (decrease)                                    0.19                0.03           (0.05)
Net asset value at beginning of period                    11.10               11.07           11.12
                                                    -----------         -----------     -----------
Net asset value at end of period                    $     11.29         $     11.10     $     11.07
                                                    ===========         ===========     ===========

TOTAL RETURN**                                              1.8%                3.8%            2.9%

SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $     2,862         $     2,270     $     1,397

Ratio to average net assets:
  Expenses                                                 0.95%***            0.96%           0.99%***
  Net investment income                                    3.74%***            3.76%           3.97%***

Portfolio turnover rate                                      14%                 55%            143%

*    NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** THE TOTAL RETURN IS CALCULATED BY ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH PERIOD REPORTED AND INCLUDES REINVESTMENTS OF DIVIDENDS AND DISTRIBUTIONS. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
***  ANNUALIZED.
**** COMMENCEMENT OF OPERATIONS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                                                     ASSET DIRECTOR PORTFOLIO - CLASS O
                                          -----------------------------------------------------------------------------------------
                                            FOR THE
                                          SIX MONTHS
                                             ENDED                                      FOR YEARS ENDED
                                           JUNE 30,         -----------------------------------------------------------------------
                                             2005             DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
                                          (UNAUDITED)          2004           2003            2002          2001           2000
                                          -----------       -----------    -----------    -----------    -----------    -----------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                    $      0.17       $      0.30    $      0.30    $      0.35    $      0.41    $      0.49
Net gain (loss) on investments                   0.17              1.63           3.36          (0.72)          0.98           1.49
                                          -----------       -----------    -----------    -----------    -----------    -----------
  Total from investment operations               0.34              1.93           3.66          (0.37)          1.39           1.98
                                          -----------       -----------    -----------    -----------    -----------    -----------

Shareholder distributions:
  Net investment income                             -             (0.29)         (0.28)         (0.33)         (0.41)         (0.49)
  Realized gain                                     -             (0.75)             -          (0.30)         (0.41)         (0.46)
  Return of capital                                 -                 -              -          (0.01)             -              -
                                          -----------       -----------    -----------    -----------    -----------    -----------

Net increase (decrease)                          0.34              0.89           3.38          (1.01)          0.57           1.03
Net asset value at beginning of period          17.67             16.78          13.40          14.41          13.84          12.81
                                          -----------       -----------    -----------    -----------    -----------    -----------
Net asset value at end of period          $     18.01       $     17.67    $     16.78    $     13.40    $     14.41    $     13.84
                                          ===========       ===========    ===========    ===========    ===========    ===========

TOTAL RETURN**                                    1.9%             11.5%          27.5%          (2.6%)         10.6%          15.7%

SUPPLEMENTAL DATA:
Net assets, end of period (000)           $   204,519       $   197,688    $   162,254    $   107,053    $    91,096    $    68,992

Ratio to average net assets:
  Expenses                                       0.64%***          0.61%          0.61%          0.59%          0.64%          0.64%
  Net investment income                          1.90%***          1.77%          2.02%          2.47%          2.86%          3.72%

Portfolio turnover rate                             6%               31%            59%            33%            39%            43%

*    NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** THE TOTAL RETURN IS CALCULATED BY ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH PERIOD REPORTED AND INCLUDES REINVESTMENTS OF DIVIDENDS AND DISTRIBUTIONS. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
***  ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                                      ASSET DIRECTOR PORTFOLIO - ADVISOR CLASS
                                                    --------------------------------------------
                                                                                       FOR THE
                                                      FOR THE                          PERIOD
                                                    SIX MONTHS                        MARCH 31,
                                                       ENDED           FOR YEAR       2003****
                                                     JUNE 30,            ENDED         THROUGH
                                                       2005            DEC. 31,       DEC. 31,
                                                    (UNAUDITED)          2004           2003
                                                    -----------       -----------    -----------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                              $      0.14       $      0.25    $      0.18
Net gain (loss) on investments                             0.17              1.66           3.82
                                                    -----------       -----------    -----------
  Total from investment operations                         0.31              1.91           4.00
                                                    -----------       -----------    -----------

Shareholder distributions:
  Net investment income                                       -             (0.27)         (0.19)
  Realized gain                                               -             (0.75)             -
  Return of capital                                           -                 -              -
                                                    -----------       -----------    -----------

Net increase (decrease)                                    0.31              0.89           3.81
Net asset value at beginning of period                    17.66             16.77          12.96
                                                    -----------       -----------    -----------
Net asset value at end of period                    $     17.97       $     17.66    $     16.77
                                                    ===========       ===========    ===========

TOTAL RETURN**                                              1.8%             11.4%          30.8%

SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $    10,748       $     6,635    $       223

Ratio to average net assets:
  Expenses                                                 0.94%***          0.92%          0.89%***
  Net investment income                                    1.60%***          1.50%          1.61%***

Portfolio turnover rate                                       6%               31%            59%

*    NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
** THE TOTAL RETURN IS CALCULATED BY ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH PERIOD REPORTED AND INCLUDES REINVESTMENTS OF DIVIDENDS AND DISTRIBUTIONS. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
***  ANNUALIZED.
**** COMMENCEMENT OF OPERATIONS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                OTHER INFORMATION

ADVISORY AGREEMENT

At a meeting of the Board of Directors held on February 7, 2005, the Board approved a continuation of renewal of the Advisory Agreement between the Fund and its Advisor, AUL. In considering this matter, the Board reviewed various written materials including: performance information of the Fund compared to various indices for similar periods, the Expense Assumption Agreement, performance information from other variable insurance funds whose investment advisors are insurance companies, and the audited 2003 financial statements of the Advisor.

In approving the renewal of the Advisory Agreement, the Board evaluated the nature and quality of services rendered and compensation paid to the Advisor, the financial strength of the Advisor, the performance of the Advisor, and the overall fees charged by the Advisor.

In considering the nature and quality of the services rendered, the Board reviewed the list of services provided by the Advisor to the Fund, which includes investment research, portfolio management, trading, administration and control, and other investment services. It also includes non-investment services such as shareholder, administrative, accounting, financial reporting, marketing and meeting legal and regulatory requirements. The Board noted their overall satisfaction with the services provided under the Advisory Agreement and concluded that the Advisor was providing all services listed and was performing them at a high quality level.

The Board also considered the financial strength of the Advisor. It reviewed the 2003 audited financial statements of the Advisor in addition to reviewing its current industry ratings from various rating agencies. The Board concluded that the Advisor is very strong financially and has the resources to continue providing quality advisory services.

The Board also considered the investment performance of each Portfolio of the Fund. It reviewed each Portfolio's performance over the past one, three, five, and ten year periods (or since inception). This performance was then compared to various indices for similar periods. The Board concluded that the performance of the Fund compared favorably when compared to the various indices.

Finally, the Board considered if AUL had made a disproportionate profit by acting as the Fund's investment advisor. The Board considered and reviewed the fees charged by other insurance companies who act as investment advisors. The Board found that the fees charged by the Advisor compare very favorably with the fees charged by other insurance companies who act as investment advisers.

Based on the information provided to the Fund's Board of Directors and the considerations and conclusions above, the Board determined that: (i) it is appropriate that AUL continue to act as the Fund's investment advisor; (ii) the fee paid by the Fund for those services is fair and reasonable; and (iii) it is in the best interests of the Fund to renew the Advisory Agreement for a period of one year until it is reviewed again at the February, 2006 Board Meeting.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in each portfolio is available, without charge and upon request, by calling 1-800-249-6269. This information is also available by accessing the SEC website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling 1-800-249-6269 (x4198). Furthermore, you will be able to obtain a copy of the filing on the SEC's website at http://www.sec.gov beginning with the filing for the period ended December 31, 2004. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

                             MANAGEMENT OF THE FUND

MANAGEMENT INFORMATION

Overall responsibility for management of the Fund rests with the Board of Directors, who are elected by the shareholders of the Fund. The Directors elect the officers of the Fund to actively supervise its day-to-day operations.

                                                                                         NUMBER OF
                                                                PRINCIPAL                PORTFOLIOS IN   OTHER
                             CURRENT           TERM OF OFFICE   OCCUPATION(S)            FUND COMPLEX    DIRECTORSHIPS
NAME, ADDRESS,               POSITION          AND LENGTH       DURING THE               OVERSEEN BY     HELD BY
AND AGE IN 2005              WITH THE FUND     OF SERVICE       PAST 5 YEARS             DIRECTOR        DIRECTOR/NOMINEE
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

DONALD J. STUHLDREHER        Chairman of the   Indefinite,      Retired since 1990              4        None
4210 Statesman Drive         Board             06/29/2004 to
Indianapolis, IN 46250                         present;
age 69                       Director          12/14/2001 to
                                               present

JEAN L. WOJTOWICZ            Director          Indefinite,      President, Cambridge            4        None
7107 Royal Oakland Ct.                         9/22/2003 to     Capital Management
Indianapolis, IN 46236                         present          Corp.
age 48                                                          (1983-Present)

GILBERT F. VIETS             Director          Indefinite,      Executive Vice                  4        None
760 Wood Court                                 9/27/2004 to     President & Chief
Zionsville, IN 46077                           present          Financial Officer, ATA
age 62                                                          Holdings (2004 to
                                                                present; Associate
                                                                Clinical Professor,
                                                                Indiana University
                                                                (8/2002 to 7/2004);
                                                                Partner, Arthur
                                                                Anderson (6/1965
                                                                to 6/2000)

STEPHEN J. HELMICH           Director          Indefinite,      President, Cathedral            4        None
6430 Orinoco Avenue                            12/17/2004 to    High School (1999 to
Indianapolis, IN 46227                         present          present)
age 56

INTERESTED DIRECTORS

JAMES W. MURPHY              Director          Indefinite,      Senior Vice Pres.               4        None
11800 Pebblepoint Pass                         7/26/1989 to     Corporate Finance
Carmel, IN 46033                               present          American United Life
age 69                                                          Insurance Company(R)
                                                                (5/01/1997 until his
                                                                retirement on
                                                                4/01/2000)

The following table shows the Executive Officers of the Fund, their addresses, their ages, their positions with the Fund, their terms of office and length of time served in such positions, and their principal occupations during the past five years.

                            CURRENT POSITION   TERM OF OFFICE AND   PRINCIPAL OCCUPATIONS DURING
NAME AND AGE IN 2005*       WITH THE FUND      LENGTH OF SERVICE    THE PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------
DAYTON H. MOLENDORP         President          Indefinite,          President, AUL (9/2004 to present); Acting President,
age 58                                         9/2004 to            AUL (5/2004 to 9/2004); Executive Vice President,
                                               present              AUL (2/2003 to 5/2004); Senior Vice President,
                                                                    Individual Operations, AUL (9/1999 to 2/2003)

CONSTANCE E. LUND           Treasurer          Indefinite,          Senior Vice President, Corporate Finance, AUL
age 52                                         2/2/2000 to          (1/2000 to present); Vice President, Financial
                                               present              Reporting, AUL (6/1999 to 1/2000)

THOMAS M. ZUREK             Secretary          Indefinite,          General Counsel and Secretary, AUL (8/2002 to
age 57                                         12/13/2002 to        present); Partner, Nymast, Good, Voigts, West,
                                               present              Hansel, and O'Brien (1992-1998; 2001-8/2002); General
                                                                    Counsel and Executive Vice President, American
                                                                    General Life Companies (1998-2001)

JOHN C. SWHEAR              Asst. Secretary;   Indefinite,          Assistant General Counsel, AUL (5/2003 to present);
age 44                                         12/13/2002 to        Investment Advisor Chief Compliance Officer, AUL
                                               present;             (06/2004 to present); Senior Counsel, AUL (8/2000 -
                            Chief              Indefinite,          5/2003); Counsel, AUL (11/1996 to 8/2000)
                            Compliance         6/29/2004 to
                            Officer            present

* THE EXECUTIVE OFFICERS OF THE FUND CAN BE REACHED AT ONE AMERICAN SQUARE, INDIANAPOLIS, INDIANA 46282.

[ONEAMERICA(R) LOGO]

AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A ONEAMERICA(R) FINANCIAL PARTNER
ONE AMERICAN SQUARE, P.O. BOX 368
INDIANAPOLIS, IN 46206-0368
www.aul.com

(C) 2004 AMERICAN UNITED LIFE INSURANCE COMPANY(R).
ALL RIGHTS RESERVED. ONEAMERICA(R) AND THE ONEAMERICA BANNER ARE ALL TRADEMARKS OF ONEAMERICA FINANCIAL PARTNERS, INC.

                                                                 P-12757G ( /05)

ITEM 2. CODE OF ETHICS.

Not applicable with semi annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable with semi annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable with semi annual filing.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule is included as part of the report to shareholders filed under Item 1 of this form

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

          Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)  Not applicable with semi annual filing.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) are attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               OneAmerica Funds, Inc.
            ---------------------------------------------------------

By (Signature and Title)     /s/ Dayton H. Molendorp
                        ---------------------------------------
                           Dayton H. Molendorp
                           President

Date                       August 29, 2005
    -----------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)     /s/ Dayton H. Molendorp
                        ---------------------------------------
                           Dayton H. Molendorp
                           President

Date                       August 29, 2005
    -----------------------------------------------------------


By (Signature and Title)     /s/ Constance E. Lund
                        ---------------------------------------
                           Constance E. Lund
                           Treasurer

Date                       August 29, 2005
    -----------------------------------------------------